UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2012

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2050 Fund

ANNUAL REPORT

April 30, 2012

LTF-ANN

MFS® LIFETIME FUNDS

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes

a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Growth Fund	4.0%
MFS Value Fund	4.0%
MFS Research Fund	4.0%
MFS Mid Cap Growth Fund	3.1%
MFS Research International Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.0%
MFS Growth Fund	4.0%
MFS Research Fund	4.0%
MFS High Income Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	13.5%
MFS Government Securities Fund	10.0%
MFS Value Fund	7.4%
MFS Growth Fund	7.4%
MFS Research Fund	7.4%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Mid Cap Growth Fund	6.1%
MFS Mid Cap Value Fund	6.1%
MFS Research International Fund	5.3%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Limited Maturity Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.7%
MFS International Growth Fund	2.7%
MFS Commodity Strategy Fund	2.4%
MFS Global Real Estate Fund	1.7%
MFS New Discovery Fund	1.4%
MFS New Discovery Value Fund	1.3%
MFS Absolute Return Fund	1.3%
MFS International New Discovery Fund	0.7%
Cash & Other Net Assets (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.3%
MFS Growth Fund	11.3%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.3%
MFS Research Fund	8.0%
MFS Research International Fund	7.3%
MFS International Value Fund	5.7%
MFS International Growth Fund	5.7%
MFS Commodity Strategy Fund	4.4%
MFS Inflation-Adjusted Bond Fund	4.2%
MFS Global Real Estate Fund	3.7%
MFS High Income Fund	3.3%
MFS Research Bond Fund	2.8%
MFS International New Discovery Fund	2.7%
MFS Global Bond Fund	2.6%
MFS New Discovery Fund	2.2%
MFS New Discovery Value Fund	2.2%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Equity Fund	1.3%
MFS Absolute Return Fund	0.6%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	6.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Growth Fund	7.0%
MFS International Value Fund	7.0%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Prior to the beginning of the reporting period, looser U.S. monetary and fiscal policy fostered a sharp rebound in market risk sentiment. By the beginning of the period, global macroeconomic conditions had begun to weaken and renewed concerns surrounding eurozone sovereign debt arose, causing the recovery in asset valuations to plateau.

During the middle of the reporting period, worries about U.S. sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously and highly-rated sovereign bond yields hit multi-decade lows.

Later in the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Longer Term Refinancing Operations, or LTROs), coupled with improved global macroeconomic conditions, ushered in improved market dynamics. At the end of the period, though, weaker global growth data, along with greater perceived risks concerning Spain, the Netherlands, and France, appeared to have renewed a more cautious stance among investors.

MFS Lifetime Retirement Income Fund

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Lifetime Retirement Income Fund (the “fund”) provided a total return of 3.92%, at net asset value. This compares with a return of 7.54% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Retirement Income Fund Blended Index (the “Blended Index”), generated a return of 5.86%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

During the reporting period, equity markets underperformed bonds, driven by poor performance in the international equity segment. Despite strong performance from the bond market over the period, the fund’s investments within this segment, particularly the MFS Limited Maturity Fund, a shorter-duration (d) bond fund with a credit focus, detracted from performance relative to the Blended Index. In addition, the fund’s investments in the MFS Research Bond Fund and the MFS Global Bond Fund held back relative returns as both funds underperformed the benchmark used to represent the bond market within the Blended Index. Within the equity segment, the fund’s investments in the MFS Mid Cap Value Fund and MFS Mid Cap Growth Fund weakened relative performance as the small and mid cap segments of the U.S. equity market underperformed the broader U.S. equity market.

Contributors to Performance

During a period in which the bond market outperformed equities, the fund’s significant allocation to the fixed income segment was a positive factor for absolute performance. Within the bond segment, the fund’s investment in the MFS Inflation-Adjusted Bond Fund was a primary contributor to performance relative to the Blended Index, as this longer-duration government bond fund outperformed the benchmark used to represent the bond market within the Blended Index. Within the equity segment, the fund’s investments in the MFS International Value Fund also helped relative performance as this fund outperformed its respective segment of the international equity market.

MFS Lifetime 2010 Fund

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Lifetime 2010 Fund (the “fund”) provided a total return of 3.90%, at net asset value. This compares with a return of 7.54% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2010 Fund Blended Index (the “Blended Index”), generated a return of 5.86%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

Equity markets underperformed bonds during the reporting period, driven by poor performance in the international equity segment. Despite strong performance from the bond market over the period, the fund’s investments within this segment, particularly the MFS Limited Maturity Fund, a shorter-duration (d) bond fund with a credit focus, detracted from performance relative to the Blended Index. In addition, the fund’s investments in the MFS Research Bond Fund and the MFS Global Bond

Management Review – continued

Fund held back relative returns as both funds underperformed the benchmark used to represent the bond market within the Blended Index. Within the equity segment, the fund’s investments in the MFS Mid Cap Value Fund and MFS Mid Cap Growth Fund weakened relative performance as the small and mid cap segments of the U.S. equity market underperformed the broader U.S. equity market.

Contributors to Performance

During a period in which the bond market outperformed equities, the fund’s significant allocation to the fixed income segment was a positive factor for absolute performance. Within the bond segment, the fund’s investment in the MFS Inflation-Adjusted Bond Fund was a primary contributor to performance relative to the Blended Index, as this longer-duration government bond fund outperformed the benchmark used to represent the bond market within the Blended Index. Within the equity segment, the fund’s investments in the MFS International Value Fund also helped relative performance as this fund outperformed its respective segment of the international equity market.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Lifetime 2020 Fund (the “fund”) provided a total return of 2.15%, at net asset value. This compares with a return of 4.76% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (the “Blended Index”), generated a return of 3.15%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

During the reporting period, equity markets underperformed bonds, driven by poor performance in the international equity segment. Within the equity segment, the fund’s investments in the MFS Mid Cap Value Fund and MFS Mid Cap Growth Fund weakened performance relative to the Blended Index as the small and mid cap segments of the U.S. equity market underperformed the broader U.S. equity market. Despite strong performance from the bond market over the period, the fund’s investments within this segment, particularly to the Global Bond Fund, detracted from performance relative to the Blended Index. The fund’s investment in the MFS Commodity Strategy Fund also hampered relative return as commodities turned in poor performance for the period.

Contributors to Performance

During a period in which the bond market outperformed equities, the fund’s significant allocation to the fixed income segment was a positive factor for absolute performance. Within the equity segment, the fund’s investments in the MFS International Value Fund helped relative performance as this fund outperformed its respective segment of the international equity market. Within the bond segment, the fund’s investment in the MFS Inflation-Adjusted Bond Fund was a primary contributor to relative performance as this longer-duration government bond fund outperformed the benchmark used to represent the bond market within the Blended Index.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Lifetime 2030 Fund (the “fund”) provided a total return of -0.49%, at net asset value. This compares with a return of 4.76% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (the “Blended Index”), generated a return of -0.23%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

During a period in which the equity markets underperformed bonds, the fund’s significant allocation to equities was a negative factor for absolute performance. Within the U.S. equity segment, the fund’s investments in the MFS Mid Cap Value Fund, MFS Mid Cap Growth Fund, and MFS New Discovery Fund weakened performance relative to the Blended Index as the small and mid cap segments of the U.S. equity market underperformed the broader U.S. equity market. The fund’s investment in the MFS Commodity Strategy Fund also hampered relative return as commodities turned in poor performance for the period.

Contributors to Performance

During a period in which the bond market outperformed equities, the fund’s allocation to the fixed income segment was a positive factor for absolute performance. Within the equity segment, the fund’s investments in the MFS International Value Fund, MFS International Growth Fund, and MFS International New Discovery Fund aided relative performance as these funds

Management Review – continued

all outperformed their respective segments of the international equity market. In addition, the fund’s investment in the MFS Global Real Estate Fund also aided relative return as the real estate market outperformed the overall market for the period.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Lifetime 2040 Fund (the “fund”) provided a total return of -1.36%, at net asset value. This compares with a return of 4.76% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (the “Blended Index”), generated a return of -1.51%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

During a period in which the equity markets underperformed bonds, the fund’s significant allocation to equities was a negative factor for absolute performance. Within the U.S. equity segment, the fund’s investments in the MFS Mid Cap Value Fund, MFS Mid Cap Growth Fund, and MFS New Discovery Fund weakened performance relative to the Blended Index as the small and mid cap segments of the U.S. equity market underperformed the broader U.S. equity market. The fund’s investment in the MFS Commodity Strategy Fund also hampered relative return as commodities turned in poor performance for the period.

Contributors to Performance

During a period in which the bond market outperformed equities, the fund’s allocation to the fixed income segment was a positive factor for absolute performance. Within the equity segment, the fund’s investments in the MFS International Value Fund, MFS International Growth Fund, and MFS International New Discovery Fund aided relative performance as these funds all outperformed their respective segments of the international equity market. In addition, the fund’s investment in the MFS Global Real Estate Fund also aided relative return as the real estate market outperformed the overall market for the period.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Lifetime 2050 Fund (the “fund”) provided a total return of -1.03%, at net asset value. This compares with a return of 4.76% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (the “Blended Index”), generated a return of -1.51%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from Performance

During a period in which the equity markets underperformed bonds, the fund’s significant allocation to equities was a negative factor for absolute performance. Within the U.S. equity segment, the fund’s investments in the MFS Mid Cap Value Fund, MFS Mid Cap Growth Fund, and MFS New Discovery Fund weakened performance relative to the Blended Index as the small and mid cap segments of the U.S. equity market underperformed the broader U.S. equity market. The fund’s investment in the MFS Commodity Strategy Fund also hampered relative return as commodities turned in poor performance for the period.

Contributors to Performance

During a period in which the bond market outperformed equities, the fund’s allocation to the fixed income segment was a positive factor for absolute performance. Within the equity segment, the fund’s investments in the MFS International Value Fund, MFS International Growth Fund, and MFS International New Discovery Fund aided relative performance as these funds all outperformed their respective segments of the international equity market. In addition, the fund’s investment in the MFS Global Real Estate Fund also aided relative return as the real estate market outperformed the overall market for the period.

Respectfully,

Joseph Flaherty

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/12

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/12

Without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	3.92%	5.83%	5.93%
B	9/29/05	3.15%	5.10%	5.21%
C	9/29/05	3.24%	5.10%	5.21%
I	9/29/05	4.18%	6.15%	6.26%
R1	9/29/05	3.15%	5.10%	5.17%
R2	9/29/05	3.66%	5.60%	5.68%
R3	9/29/05	4.01%	5.88%	5.95%
R4	9/29/05	4.27%	6.13%	6.24%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		7.54%	6.37%	5.83%
MFS Lifetime Retirement Income Fund Blended Index (f)(z)		5.86%	5.84%	5.97%
Dow Jones-UBS Commodity Index (f)		(19.42)%	(3.08)%	(1.67)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		0.57%	(3.81)%	4.48%
MSCI EAFE Index (f)		(12.38)%	(4.25)%	2.33%
Standard & Poor’s 500 Stock Index (f)		4.76%	1.01%	4.28%

With sales charge
A With Initial Sales Charge (5.75%)		(2.06)%	4.58%	4.98%
B With CDSC (Declining over six years from 4% to 0%) (x)		(0.85)%	4.77%	5.21%
C With CDSC (1% for 12 months) (x)		2.24%	5.10%	5.21%

Performance Summary – continued

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Retirement Income Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Dow Jones-UBS Commodity Index.

Performance Summary – continued

MFS Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/12

Without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	3.90%	5.24%	6.02%
B	9/29/05	3.09%	4.51%	5.29%
C	9/29/05	3.10%	4.48%	5.27%
I	9/29/05	4.12%	5.54%	6.33%
R1	9/29/05	3.04%	4.46%	5.22%
R2	9/29/05	3.59%	4.98%	5.73%
R3	9/29/05	3.85%	5.24%	6.01%
R4	9/29/05	4.12%	5.50%	6.28%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		7.54%	6.37%	5.83%
MFS Lifetime 2010 Fund Blended Index (f)(z)		5.86%	4.87%	5.77%
Dow Jones-UBS Commodity Index (f)		(19.42)%	(3.08)%	(1.67)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		0.57%	(3.81)%	4.48%
MSCI EAFE Index (f)		(12.38)%	(4.25)%	2.33%
Standard & Poor’s 500 Stock Index (f)		4.76%	1.01%	4.28%

With sales charge
A With Initial Sales Charge (5.75%)		(2.07)%	4.00%	5.07%
B With CDSC (Declining over six years from 4% to 0%) (x)		(0.91)%	4.17%	5.29%
C With CDSC (1% for 12 months) (x)		2.10%	4.48%	5.27%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Dow Jones-UBS Commodity Index.

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/12

Without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	2.15%	2.72%	5.25%
B	9/29/05	1.36%	1.96%	4.50%
C	9/29/05	1.33%	1.95%	4.51%
I	9/29/05	2.38%	2.98%	5.56%
R1	9/29/05	1.32%	1.95%	4.47%
R2	9/29/05	1.82%	2.44%	4.99%
R3	9/29/05	2.06%	2.71%	5.25%
R4	9/29/05	2.39%	2.96%	5.52%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		4.76%	1.01%	4.28%
MFS Lifetime 2020 Fund Blended Index (f)(z)		3.15%	1.88%	4.81%
Barclays U.S. Aggregate Bond Index (f)		7.54%	6.37%	5.83%
Dow Jones-UBS Commodity Index (f)		(19.42)%	(3.08)%	(1.67)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		0.57%	(3.81)%	4.48%
MSCI EAFE Index (f)		(12.38)%	(4.25)%	2.33%

With sales charge
A With Initial Sales Charge (5.75%)		(3.72)%	1.51%	4.31%
B With CDSC (Declining over six years from 4% to 0%) (x)		(2.62)%	1.60%	4.50%
C With CDSC (1% for 12 months) (x)		0.34%	1.95%	4.51%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/12	4/30/11
Barclays U.S. Aggregate Bond Index	47.30%	43.00%
Standard & Poor’s 500 Stock Index	37.10%	39.80%
MSCI EAFE Index	11.50%	12.50%
Dow Jones-UBS Commodity Index	2.40%	2.80%
FTSE EPRA/NAREIT Developed Real Estate Index	1.70%	1.90%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/12

Without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	(0.49)%	1.01%	4.34%
B	9/29/05	(1.16)%	0.29%	3.61%
C	9/29/05	(1.27)%	0.29%	3.60%
I	9/29/05	(0.17)%	1.29%	4.65%
R1	9/29/05	(1.26)%	0.26%	3.56%
R2	9/29/05	(0.75)%	0.77%	4.07%
R3	9/29/05	(0.50)%	1.01%	4.32%
R4	9/29/05	(0.17)%	1.28%	4.61%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		4.76%	1.01%	4.28%
MFS Lifetime 2030 Fund Blended Index (f)(z)		(0.23)%	(0.13)%	3.81%
Barclays U.S. Aggregate Bond Index (f)		7.54%	6.37%	5.83%
Dow Jones-UBS Commodity Index (f)		(19.42)%	(3.08)%	(1.67)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		0.57%	(3.81)%	4.48%
MSCI EAFE Index (f)		(12.38)%	(4.25)%	2.33%

With sales charge
A With Initial Sales Charge (5.75%)		(6.21)%	(0.18)%	3.40%
B With CDSC (Declining over six years from 4% to 0%) (x)		(5.06)%	(0.07)%	3.61%
C With CDSC (1% for 12 months) (x)		(2.25)%	0.29%	3.60%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/12	4/30/11
Standard & Poor’s 500 Stock Index	53.81%	54.33%
MSCI EAFE Index	22.86%	23.68%
Barclays U.S. Aggregate Bond Index	15.28%	13.64%
FTSE EPRA/NAREIT Developed Real Estate Index	3.70%	3.90%
Dow Jones-UBS Commodity Index	4.35%	4.45%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/12

Without sales charge

Share class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	(1.36)%	0.55%	4.02%
B	9/29/05	(2.09)%	(0.14)%	3.31%
C	9/29/05	(2.14)%	(0.15)%	3.30%
I	9/29/05	(1.12)%	0.84%	4.34%
R1	9/29/05	(2.12)%	(0.17)%	3.27%
R2	9/29/05	(1.62)%	0.33%	3.78%
R3	9/29/05	(1.37)%	0.57%	4.03%
R4	9/29/05	(1.12)%	0.83%	4.31%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		4.76%	1.01%	4.28%
MFS Lifetime 2040 Fund Blended Index (f)(z)		(1.51)%	(0.60)%	3.48%
Barclays U.S. Aggregate Bond Index (f)		7.54%	6.37%	5.83%
Dow Jones-UBS Commodity Index (f)		(19.42)%	(3.08)%	(1.67)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		0.57%	(3.81)%	4.48%
MSCI EAFE Index (f)		(12.38)%	(4.25)%	2.33%

With sales charge
A With Initial Sales Charge (5.75%)		(7.04)%	(0.63)%	3.09%
B With CDSC (Declining over six years from 4% to 0%) (x)		(5.97)%	(0.50)%	3.31%
C With CDSC (1% for 12 months) (x)		(3.11)%	(0.15)%	3.30%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/12	4/30/11
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/12

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/15/10	(1.03)%	12.42%
B	9/15/10	(1.84)%	11.56%
C	9/15/10	(1.79)%	11.60%
I	9/15/10	(0.77)%	12.74%
R1	9/15/10	(1.81)%	11.59%
R2	9/15/10	(1.28)%	12.17%
R3	9/15/10	(1.04)%	12.44%
R4	9/15/10	(0.77)%	12.74%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		4.76%	16.84%
MFS Lifetime 2050 Fund Blended Index (f)(z)		(1.51)%	11.25%
Barclays U.S. Aggregate Bond Index (f)		7.54%	5.10%
Dow Jones-UBS Commodity Index (f)		(19.42)%	1.55%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		0.57%	10.80%
MSCI EAFE Index (f)		(12.38)%	2.80%

With sales charge
A With Initial Sales Charge (5.75%)		(6.72)%	8.39%
B With CDSC (Declining over six years from 4% to 0%) (x)		(5.72)%	9.25%
C With CDSC (1% for 12 months) (x)		(2.76)%	11.60%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/12	4/30/11
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%

Performance Summary – continued

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index- a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2011 through April 30, 2012

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.25%	$1,000.00	$1,044.13	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,041.16	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,041.16	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,046.33	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,041.16	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,043.74	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,045.04	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,046.30	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.25%	$1,000.00	$1,044.21	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,040.48	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,040.64	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,045.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,039.99	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,042.82	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,044.58	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,045.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.25%	$1,000.00	$1,065.57	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,060.56	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,060.64	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,065.88	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,060.19	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,063.39	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,064.54	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,065.94	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.25%	$1,000.00	$1,084.62	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,080.43	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,080.53	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,086.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,080.30	$5.17
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,083.62	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,084.65	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,086.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.25%	$1,000.00	$1,089.43	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,086.27	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,085.62	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,090.42	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.48	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,088.35	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,089.36	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,090.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.25%	$1,000.00	$1,090.81	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,086.04	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,087.61	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,092.54	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,086.44	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,090.10	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,090.59	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,092.54	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

4/30/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	342,566	$3,322,893
MFS Commodity Strategy Fund - Class I (v)	174,989	1,674,642
MFS Emerging Markets Debt Fund - Class I	109,265	1,670,657
MFS Global Bond Fund - Class I	797,663	8,351,529
MFS Global Real Estate Fund - Class I (v)	120,106	1,676,684
MFS Government Securities Fund - Class I	1,579,386	16,662,517
MFS Growth Fund - Class I (a)	134,981	6,700,437
MFS High Income Fund - Class I	1,440,199	5,011,892
MFS Inflation-Adjusted Bond Fund - Class I	1,478,719	16,679,955
MFS International Growth Fund - Class I	63,300	1,673,007
MFS International Value Fund - Class I	62,285	1,672,356
MFS Limited Maturity Fund - Class I	5,453,335	33,319,880
MFS Mid Cap Growth Fund - Class I (a)	496,095	5,035,363
MFS Mid Cap Value Fund - Class I	347,091	5,018,929
MFS New Discovery Fund - Class I	78,367	1,684,115
MFS New Discovery Value Fund - Class I	159,580	1,675,590
MFS Research Bond Fund - Class I	3,383,448	36,710,417
MFS Research Fund - Class I	237,346	6,690,790
MFS Research International Fund - Class I	334,516	5,021,082
MFS Value Fund - Class I	266,736	6,692,404
Total Underlying Affiliated Funds (Identified Cost, $153,843,552)		$166,945,139

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	6	$6
Total Investments (Identified Cost, $153,843,558)		$166,945,145

Other Assets, Less Liabilities - 0.0%		25,850
Net Assets - 100.0%		$166,970,995

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	130,171	$1,262,658
MFS Commodity Strategy Fund - Class I (v)	66,126	632,825
MFS Emerging Markets Debt Fund - Class I	41,384	632,760
MFS Global Bond Fund - Class I	302,171	3,163,734
MFS Global Real Estate Fund - Class I (v)	45,324	632,726
MFS Government Securities Fund - Class I	599,719	6,327,036
MFS Growth Fund - Class I (a)	50,931	2,528,213
MFS High Income Fund - Class I	545,478	1,898,264
MFS Inflation-Adjusted Bond Fund - Class I	560,913	6,327,102
MFS International Growth Fund - Class I	23,936	632,633
MFS International Value Fund - Class I	23,544	632,157
MFS Limited Maturity Fund - Class I	2,070,908	12,653,247
MFS Mid Cap Growth Fund - Class I (a)	187,014	1,898,191
MFS Mid Cap Value Fund - Class I	131,252	1,897,904
MFS New Discovery Fund - Class I	29,449	632,850
MFS New Discovery Value Fund - Class I	60,253	632,659
MFS Research Bond Fund - Class I	1,282,931	13,919,801
MFS Research Fund - Class I	89,660	2,527,502
MFS Research International Fund - Class I	126,443	1,897,908
MFS Value Fund - Class I	100,862	2,530,630
Total Underlying Affiliated Funds (Identified Cost, $54,261,674)		$63,260,800

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	4	$4
Total Investments (Identified Cost, $54,261,678)		$63,260,804

Other Assets, Less Liabilities - 0.0%		7,016
Net Assets - 100.0%		$63,267,820

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	206,317	$2,001,271
MFS Commodity Strategy Fund - Class I (v)	385,726	3,691,401
MFS Emerging Markets Debt Fund - Class I	302,182	4,620,360
MFS Global Bond Fund - Class I	734,859	7,693,976
MFS Global Real Estate Fund - Class I (v)	188,353	2,629,407
MFS Government Securities Fund - Class I	1,452,155	15,320,235
MFS Growth Fund - Class I (a)	229,020	11,368,532
MFS High Income Fund - Class I	2,210,907	7,693,958
MFS Inflation-Adjusted Bond Fund - Class I	892,515	10,067,564
MFS International Growth Fund - Class I	156,182	4,127,881
MFS International New Discovery Fund - Class I	46,322	1,070,040
MFS International Value Fund - Class I	154,070	4,136,783
MFS Limited Maturity Fund - Class I	782,051	4,778,334
MFS Mid Cap Growth Fund - Class I (a)	927,767	9,416,837
MFS Mid Cap Value Fund - Class I	646,115	9,342,830
MFS New Discovery Fund - Class I	98,488	2,116,518
MFS New Discovery Value Fund - Class I	198,003	2,079,035
MFS Research Bond Fund - Class I	1,916,113	20,789,826
MFS Research Fund - Class I	402,487	11,346,121
MFS Research International Fund - Class I	551,057	8,271,371
MFS Value Fund - Class I	453,480	11,377,808
Total Underlying Affiliated Funds (Identified Cost, $132,949,657)		$153,940,088

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	7	$7
Total Investments (Identified Cost, $132,949,664)		$153,940,095

Other Assets, Less Liabilities - (0.0)%		(4,205)
Net Assets - 100.0%		$153,935,890

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	82,707	$802,259
MFS Commodity Strategy Fund - Class I (v)	560,210	5,361,212
MFS Emerging Markets Debt Fund - Class I	158,687	2,426,320
MFS Emerging Markets Equity Fund - Class I	50,250	1,643,191
MFS Global Bond Fund - Class I	308,421	3,229,166
MFS Global Real Estate Fund - Class I (v)	326,214	4,553,950
MFS Growth Fund - Class I (a)	279,137	13,856,379
MFS High Income Fund - Class I	1,161,047	4,040,442
MFS Inflation-Adjusted Bond Fund - Class I	451,296	5,090,615
MFS International Growth Fund - Class I	262,852	6,947,172
MFS International New Discovery Fund - Class I	142,334	3,287,905
MFS International Value Fund - Class I	258,845	6,949,983
MFS Mid Cap Growth Fund - Class I (a)	1,131,942	11,489,207
MFS Mid Cap Value Fund - Class I	789,703	11,419,103
MFS New Discovery Fund - Class I	126,141	2,710,767
MFS New Discovery Value Fund - Class I	253,500	2,661,747
MFS Research Bond Fund - Class I	320,128	3,473,390
MFS Research Fund - Class I	346,794	9,776,123
MFS Research International Fund - Class I	598,202	8,979,009
MFS Value Fund - Class I	553,354	13,883,660
Total Underlying Affiliated Funds (Identified Cost, $103,879,916)		$122,581,600

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	96,598	$96,598
Total Investments (Identified Cost, $103,976,514)		$122,678,198

Other Assets, Less Liabilities - (0.0)%		(51,654)
Net Assets - 100.0%		$122,626,544

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (v)	457,560	$4,378,845
MFS Emerging Markets Equity Fund - Class I	53,052	1,734,787
MFS Global Real Estate Fund - Class I (v)	312,803	4,366,734
MFS Growth Fund - Class I (a)	209,586	10,403,859
MFS Inflation-Adjusted Bond Fund - Class I	192,937	2,176,325
MFS International Growth Fund - Class I	229,592	6,068,124
MFS International New Discovery Fund - Class I	150,290	3,471,693
MFS International Value Fund - Class I	226,076	6,070,128
MFS Mid Cap Growth Fund - Class I (a)	858,290	8,711,642
MFS Mid Cap Value Fund - Class I	599,784	8,672,880
MFS New Discovery Fund - Class I	102,673	2,206,448
MFS New Discovery Value Fund - Class I	206,784	2,171,233
MFS Research Bond Fund - Class I	200,086	2,170,932
MFS Research Fund - Class I	246,047	6,936,058
MFS Research International Fund - Class I	462,368	6,940,148
MFS Value Fund - Class I	415,154	10,416,224
Total Underlying Affiliated Funds (Identified Cost, $72,298,396)		$86,896,060

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	15	$15
Total Investments (Identified Cost, $72,298,411)		$86,896,075

Other Assets, Less Liabilities - 0.0%		25,016
Net Assets - 100.0%		$86,921,091

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (v)	21,936	$209,933
MFS Emerging Markets Equity Fund - Class I	2,544	83,177
MFS Global Real Estate Fund - Class I (v)	14,920	208,287
MFS Growth Fund - Class I (a)	10,014	497,124
MFS Inflation-Adjusted Bond Fund - Class I	9,237	104,191
MFS International Growth Fund - Class I	10,990	290,464
MFS International New Discovery Fund - Class I	7,196	166,220
MFS International Value Fund - Class I	10,814	290,349
MFS Mid Cap Growth Fund - Class I (a)	41,001	416,162
MFS Mid Cap Value Fund - Class I	28,679	414,697
MFS New Discovery Fund - Class I	4,885	104,971
MFS New Discovery Value Fund - Class I	9,878	103,717
MFS Research Bond Fund - Class I	9,610	104,267
MFS Research Fund - Class I	11,768	331,740
MFS Research International Fund - Class I	22,116	331,962
MFS Value Fund - Class I	19,859	498,267
Total Underlying Affiliated Funds (Identified Cost, $3,794,715)		$4,155,528

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	2	$2
Total Investments (Identified Cost, $3,794,717)		$4,155,530

Other Assets, Less Liabilities - (0.1)%		(5,030)
Net Assets - 100.0%		$4,150,500

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/12

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $153,843,558, $54,261,678, $132,949,664, $103,976,514, $72,298,411, and $3,794,717, respectively)	$166,945,145	$63,260,804	$153,940,095	$122,678,198	$86,896,075	$4,155,530
Receivables for
Investments sold	554,829	385,429	73,354	26,642	87,872	15,189
Fund shares sold	614,949	1,308,047	2,228,180	1,459,241	392,610	28,182
Receivable from investment adviser	27,380	17,452	21,332	21,690	20,405	14,917
Other assets	1,135	626	1,186	931	696	78
Total assets	$168,143,438	$64,972,358	$156,264,147	$124,186,702	$87,397,658	$4,213,896

Liabilities
Payable to custodian	$102,648	$91,495	$12,054	$—	$41,352	$7,753
Payables for
Distributions	28,576	—	—	—	—	—
Investments purchased	282,538	14,729	173,110	319,504	174,707	7,695
Fund shares reacquired	696,215	1,549,103	2,081,538	1,180,494	205,064	15,776
Payable to affiliates
Shareholder servicing costs	4,409	5,022	10,570	11,325	9,237	1,906
Distribution and service fees	10,736	3,508	8,166	6,272	4,625	209
Payable for independent Trustees’ compensation	15	19	12	11	11	14
Accrued expenses and other liabilities	47,306	40,662	42,807	42,552	41,571	30,043
Total liabilities	$1,172,443	$1,704,538	$2,328,257	$1,560,158	$476,567	$63,396
Net assets	$166,970,995	$63,267,820	$153,935,890	$122,626,544	$86,921,091	$4,150,500

Net assets consist of
Paid-in capital	$155,858,293	$56,996,283	$143,765,213	$114,614,713	$78,852,045	$3,981,313
Unrealized appreciation (depreciation) on investments	13,101,587	8,999,126	20,990,431	18,701,684	14,597,664	360,813
Accumulated net realized gain (loss) on investments	(2,011,184)	(3,110,204)	(11,365,626)	(10,800,463)	(6,513,773)	(195,844)
Accumulated undistributed (distributions in excess of) net investment income	22,299	382,615	545,872	110,610	(14,845)	4,218
Net assets	$166,970,995	$63,267,820	$153,935,890	$122,626,544	$86,921,091	$4,150,500

Statements of Assets and Liabilities – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$61,182,893	$15,842,502	$33,244,630	$18,822,425	$12,700,326	$654,969
Class B	11,081,614	2,347,126	5,819,563	4,497,216	2,498,106	328,833
Class C	61,848,320	5,674,007	11,861,719	6,861,279	5,663,264	267,327
Class I	8,556,215	610,576	1,947,527	4,121,046	4,029,618	368,264
Class R1	2,831,335	4,878,745	8,804,308	7,355,198	5,728,298	181,907
Class R2	8,798,528	25,731,197	67,059,513	54,703,771	45,457,947	1,626,892
Class R3	11,705,196	7,664,561	23,615,491	25,364,067	10,072,575	584,740
Class R4	966,894	519,106	1,583,139	901,542	770,957	137,568
Total net assets	$166,970,995	$63,267,820	$153,935,890	$122,626,544	$86,921,091	$4,150,500

Shares of beneficial interest outstanding
Class A	5,364,648	1,303,755	2,881,929	1,695,730	1,158,480	55,543
Class B	971,362	194,465	508,059	409,186	229,248	28,121
Class C	5,422,343	474,996	1,045,670	627,091	524,725	22,892
Class I	749,856	50,006	167,966	369,562	365,562	31,349
Class R1	248,044	408,440	769,970	668,971	529,695	15,560
Class R2	770,898	2,134,730	5,850,485	4,967,772	4,173,957	138,978
Class R3	1,026,035	630,292	2,045,656	2,289,126	918,887	49,849
Class R4	84,673	42,581	136,696	80,944	69,997	11,712
Total shares of beneficial interest outstanding	14,637,859	5,239,265	13,406,431	11,108,382	7,970,551	354,004

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.40	$12.15	$11.54	$11.10	$10.96	$11.79
Offering price per share (100 / 94.25 × net asset value per share)	$12.10	$12.89	$12.24	$11.78	$11.63	$12.51

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.41	$12.07	$11.45	$10.99	$10.90	$11.69

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.41	$11.95	$11.34	$10.94	$10.79	$11.68

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.41	$12.21	$11.59	$11.15	$11.02	$11.75

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.41	$11.94	$11.43	$10.99	$10.81	$11.69

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.41	$12.05	$11.46	$11.01	$10.89	$11.71

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.41	$12.16	$11.54	$11.08	$10.96	$11.73

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.42	$12.19	$11.58	$11.14	$11.01	$11.75
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/12

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Net investment income
Dividends from underlying affiliated funds	$3,900,443	$1,877,907	$3,535,363	$1,752,435	$898,208	$34,192
Expenses
Distribution and service fees	731,924	315,604	688,443	508,365	364,571	13,675
Shareholder servicing costs	21,842	22,062	42,382	42,563	33,328	446
Administrative services fee	17,500	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	3,879	3,143	5,348	3,796	3,191	1,295
Custodian fee	21,799	11,718	15,145	14,005	12,853	9,545
Shareholder communications	10,450	10,691	12,614	11,975	11,606	3,037
Audit and tax fees	32,620	32,619	32,619	32,619	32,619	25,970
Legal fees	1,970	1,104	2,280	1,795	1,298	340
Registration fees	119,530	94,631	103,593	99,253	96,080	89,822
Miscellaneous	15,924	14,117	16,667	15,380	14,371	13,697
Total expenses	$977,438	$523,189	$936,591	$747,251	$587,417	$175,327
Fees paid indirectly	(2)	—	—	(10)	(6)	(1)
Reduction of expenses by investment adviser	(243,794)	(206,836)	(246,459)	(237,616)	(221,995)	(161,608)
Net expenses	$733,642	$316,353	$690,132	$509,625	$365,416	$13,718
Net investment income	$3,166,801	$1,561,554	$2,845,231	$1,242,810	$532,792	$20,474

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying affiliated funds	$426,057	$764,022	$454,505	$(225,171)	$(176,249)	$(211,789)
Capital gain distributions from underlying affiliated funds	586,592	270,790	1,087,727	1,316,949	1,018,339	37,521
Net realized gain (loss) on investments	$1,012,649	$1,034,812	$1,542,232	$1,091,778	$842,090	$(174,268)
Change in unrealized appreciation (depreciation)
on investments	$1,536,982	$(360,561)	$(1,326,743)	$(2,486,694)	$(1,858,483)	$(9,343)
Net realized and unrealized gain (loss) on investments	$2,549,631	$674,251	$215,489	$(1,394,916)	$(1,016,393)	$(183,611)
Change in net assets from operations	$5,716,432	$2,235,805	$3,060,720	$(152,106)	$(483,601)	$(163,137)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Change in net assets

From operations
Net investment income	$3,166,801	$1,561,554	$2,845,231	$1,242,810	$532,792	$20,474
Net realized gain (loss) on investments	1,012,649	1,034,812	1,542,232	1,091,778	842,090	(174,268)
Net unrealized gain (loss) on investments	1,536,982	(360,561)	(1,326,743)	(2,486,694)	(1,858,483)	(9,343)
Change in net assets from operations	$5,716,432	$2,235,805	$3,060,720	$(152,106)	$(483,601)	$(163,137)

Distributions declared to shareholders
From net investment income	$(3,504,139)	$(1,730,004)	$(3,450,100)	$(1,950,049)	$(1,125,025)	$(37,301)
From net realized gain on investments	—	—	—	—	—	(5,543)
Total distributions declared to shareholders	$(3,504,139)	$(1,730,004)	$(3,450,100)	$(1,950,049)	$(1,125,025)	$(42,844)
Change in net assets from fund share transactions	$63,123,952	$5,693,673	$18,790,050	$22,782,678	$17,396,489	$1,517,275
Total change in net assets	$65,336,245	$6,199,474	$18,400,670	$20,680,523	$15,787,863	$1,311,294

Net assets
At beginning of period	101,634,750	57,068,346	135,535,220	101,946,021	71,133,228	2,839,206
At end of period	$166,970,995	$63,267,820	$153,935,890	$122,626,544	$86,921,091	$4,150,500
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$22,299	$382,615	$545,872	$110,610	$(14,845)	$4,218

Year ended 4/30/11	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund (c)
Change in net assets

From operations
Net investment income	$1,768,738	$1,204,475	$1,932,958	$749,242	$363,466	$16,970
Net realized gain (loss) on investments	112,998	571,505	(328,365)	(586,468)	(283,293)	13,042
Net unrealized gain (loss) on investments	5,787,359	3,056,334	15,500,635	15,977,462	11,825,537	370,156
Change in net assets from operations	$7,669,095	$4,832,314	$17,105,228	$16,140,236	$11,905,710	$400,168

Distributions declared to shareholders
From net investment income	$(1,950,527)	$(1,287,003)	$(2,275,051)	$(1,185,021)	$(715,994)	$(25,000)
Change in net assets from fund share transactions	$39,599,997	$5,631,487	$14,928,962	$13,109,081	$10,067,732	$2,464,038
Total change in net assets	$45,318,565	$9,176,798	$29,759,139	$28,064,296	$21,257,448	$2,839,206

Net assets
At beginning of period	56,316,185	47,891,548	105,776,081	73,881,725	49,875,780	$—
At end of period	$101,634,750	$57,068,346	$135,535,220	$101,946,021	$71,133,228	$2,839,206
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(33,363)	$369,842	$491,830	$57,747	$—	$—

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.31	$10.59	$9.00		$10.09	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.31	$0.28	$0.32		$0.34	$0.40
Net realized and unrealized gain (loss) on investments	0.12	0.74	1.61		(1.04)	(0.13)
Total from investment operations	$0.43	$1.02	$1.93		$(0.70)	$0.27

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.30)	$(0.34)		$(0.35)	$(0.42)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.34)	$(0.30)	$(0.34)		$(0.39)	$(0.54)
Net asset value, end of period (x)	$11.40	$11.31	$10.59		$9.00	$10.09
Total return (%) (r)(s)(t)(x)	3.92	9.81	21.68		(6.90)	2.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.52	0.70		1.23	1.61
Expenses after expense reductions (f)(h)	0.25	0.28	0.35		0.43	0.46
Net investment income (l)	2.82	2.61	3.20		3.72	4.01
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$61,183	$36,345	$21,257		$4,940	$3,397

	Years ended 4/30
Class B	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.32	$10.60	$9.00		$10.09	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.20	$0.25		$0.28	$0.35
Net realized and unrealized gain (loss) on investments	0.12	0.74	1.61		(1.05)	(0.15)
Total from investment operations	$0.35	$0.94	$1.86		$(0.77)	$0.20

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.26)		$(0.28)	$(0.35)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.26)	$(0.22)	$(0.26)		$(0.32)	$(0.47)
Net asset value, end of period (x)	$11.41	$11.32	$10.60		$9.00	$10.09
Total return (%) (r)(s)(t)(x)	3.15	8.99	20.90		(7.52)	2.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.27	1.48		1.91	2.28
Expenses after expense reductions (f)(h)	1.00	1.03	1.10		1.10	1.11
Net investment income (l)	2.07	1.85	2.47		3.11	3.41
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$11,082	$5,419	$3,104		$1,377	$771

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class C	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.31	$10.60	$9.00		$10.10	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.20	$0.25		$0.29	$0.35
Net realized and unrealized gain (loss) on investments	0.13	0.73	1.61		(1.07)	(0.14)
Total from investment operations	$0.36	$0.93	$1.86		$(0.78)	$0.21

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.26)		$(0.28)	$(0.35)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.26)	$(0.22)	$(0.26)		$(0.32)	$(0.47)
Net asset value, end of period (x)	$11.41	$11.31	$10.60		$9.00	$10.10
Total return (%) (r)(s)(t)(x)	3.24	8.89	20.90		(7.61)	2.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.26	1.43		1.88	2.28
Expenses after expense reductions (f)(h)	1.00	1.03	1.10		1.10	1.11
Net investment income (l)	2.07	1.82	2.46		3.20	3.40
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$61,848	$32,200	$15,484		$2,808	$1,034

	Years ended 4/30
Class I	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.32	$10.60	$9.00		$10.10	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.34	$0.32	$0.34		$0.37	$0.40
Net realized and unrealized gain (loss) on investments	0.12	0.73	1.62		(1.05)	(0.08)
Total from investment operations	$0.46	$1.05	$1.96		$(0.68)	$0.32

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.33)	$(0.36)		$(0.38)	$(0.46)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.37)	$(0.33)	$(0.36)		$(0.42)	$(0.58)
Net asset value, end of period (x)	$11.41	$11.32	$10.60		$9.00	$10.10
Total return (%) (r)(s)(x)	4.18	10.07	22.09		(6.68)	3.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	0.26	0.45		0.90	1.17
Expenses after expense reductions (f)(h)	0.00	0.01	0.10		0.10	0.11
Net investment income (l)	3.03	2.91	3.33		4.07	4.16
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$8,556	$5,375	$557		$198	$203

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R1	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.32	$10.61	$9.01		$10.10	$10.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.21	$0.25		$0.29	$0.39
Net realized and unrealized gain (loss) on investments	0.12	0.72	1.61		(1.06)	(0.17)
Total from investment operations	$0.35	$0.93	$1.86		$(0.77)	$0.22

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.26)		$(0.28)	$(0.35)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.26)	$(0.22)	$(0.26)		$(0.32)	$(0.47)
Net asset value, end of period (x)	$11.41	$11.32	$10.61		$9.01	$10.10
Total return (%) (r)(s)(x)	3.15	8.89	20.88		(7.51)	2.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.25	1.51		1.91	2.43
Expenses after expense reductions (f)(h)	1.00	1.02	1.10		1.10	1.19
Net investment income (l)	2.05	1.90	2.47		3.12	3.57
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$2,831	$3,507	$1,023		$691	$645

	Years ended 4/30
Class R2	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.32	$10.60	$9.00		$10.09	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.25	$0.30		$0.33	$0.38
Net realized and unrealized gain (loss) on investments	0.13	0.74	1.61		(1.05)	(0.13)
Total from investment operations	$0.40	$0.99	$1.91		$(0.72)	$0.25

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.27)	$(0.31)		$(0.33)	$(0.40)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.31)	$(0.27)	$(0.31)		$(0.37)	$(0.52)
Net asset value, end of period (x)	$11.41	$11.32	$10.60		$9.00	$10.09
Total return (%) (r)(s)(x)	3.66	9.53	21.49		(7.05)	2.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.77	0.99		1.40	1.84
Expenses after expense reductions (f)(h)	0.50	0.53	0.60		0.60	0.69
Net investment income (l)	2.46	2.35	2.98		3.57	3.76
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$8,799	$12,771	$10,624		$6,102	$6,504

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R3	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.31	$10.60	$8.99		$10.09	$10.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.33	$0.28	$0.33		$0.35	$0.44
Net realized and unrealized gain (loss) on investments	0.11	0.73	1.62		(1.06)	(0.16)
Total from investment operations	$0.44	$1.01	$1.95		$(0.71)	$0.28

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.30)	$(0.34)		$(0.35)	$(0.42)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.34)	$(0.30)	$(0.34)		$(0.39)	$(0.54)
Net asset value, end of period (x)	$11.41	$11.31	$10.60		$8.99	$10.09
Total return (%) (r)(s)(x)	4.01	9.70	21.93		(6.92)	2.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.52	0.77		1.15	1.66
Expenses after expense reductions (f)(h)	0.25	0.28	0.35		0.35	0.45
Net investment income (l)	2.95	2.60	3.29		3.82	4.14
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$11,705	$5,883	$4,151		$5,071	$5,616

	Years ended 4/30
Class R4	2012	2011	2010		2009	2008
Net asset value, beginning of period	$11.32	$10.61	$9.00		$10.10	$10.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.32	$0.31	$0.34		$0.37	$0.44
Net realized and unrealized gain (loss) on investments	0.15	0.73	1.63		(1.05)	(0.14)
Total from investment operations	$0.47	$1.04	$1.97		$(0.68)	$0.30

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.33)	$(0.36)		$(0.38)	$(0.45)
From net realized gain on investments	—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.37)	$(0.33)	$(0.36)		$(0.42)	$(0.57)
Net asset value, end of period (x)	$11.42	$11.32	$10.61		$9.00	$10.10
Total return (%) (r)(s)(x)	4.27	9.97	22.21		(6.67)	2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	0.27	0.47		0.88	1.42
Expenses after expense reductions (f)(h)	0.00	0.03	0.10		0.10	0.16
Net investment income (l)	2.88	2.82	3.38		3.97	4.28
Portfolio turnover	14	20	12		58	61
Net assets at end of period (000 omitted)	$967	$134	$116		$58	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.07	$11.30	$9.51	$10.98	$11.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.34	$0.30	$0.34	$0.34	$0.37
Net realized and unrealized gain (loss) on investments	0.11	0.78	1.78	(1.45)	(0.07)
Total from investment operations	$0.45	$1.08	$2.12	$(1.11)	$0.30

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.31)	$(0.33)	$(0.35)	$(0.25)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.37)	$(0.31)	$(0.33)	$(0.36)	$(0.40)
Net asset value, end of period (x)	$12.15	$12.07	$11.30	$9.51	$10.98
Total return (%) (r)(s)(t)(x)	3.90	9.73	22.39	(9.89)	2.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.62	0.68	0.90	1.19
Expenses after expense reductions (f)(h)	0.25	0.28	0.35	0.43	0.45
Net investment income (l)	2.83	2.59	3.16	3.44	3.42
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$15,843	$12,831	$9,605	$6,136	$5,308

	Years ended 4/30
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.98	$11.22	$9.44	$10.91	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.21	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss) on investments	0.12	0.78	1.77	(1.43)	(0.07)
Total from investment operations	$0.36	$0.99	$2.03	$(1.16)	$0.22

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.23)	$(0.25)	$(0.30)	$(0.18)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.27)	$(0.23)	$(0.25)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.07	$11.98	$11.22	$9.44	$10.91
Total return (%) (r)(s)(t)(x)	3.09	8.91	21.57	(10.46)	2.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.37	1.44	1.57	1.85
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10	1.10
Net investment income (l)	2.04	1.84	2.42	2.77	2.75
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$2,347	$2,764	$2,096	$1,762	$1,578

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.87	$11.13	$9.40	$10.89	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.21	$0.26	$0.27	$0.31
Net realized and unrealized gain (loss) on investments	0.11	0.78	1.75	(1.44)	(0.09)
Total from investment operations	$0.35	$0.99	$2.01	$(1.17)	$0.22

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.28)	$(0.31)	$(0.20)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.27)	$(0.25)	$(0.28)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$11.95	$11.87	$11.13	$9.40	$10.89
Total return (%) (r)(s)(t)(x)	3.10	8.98	21.44	(10.52)	1.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.37	1.42	1.58	1.87
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10	1.10
Net investment income (l)	2.04	1.86	2.42	2.79	2.80
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$5,674	$6,206	$4,243	$2,138	$946

	Years ended 4/30
Class I	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.13	$11.35	$9.54	$11.02	$11.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.37	$0.33	$0.37	$0.37	$0.43
Net realized and unrealized gain (loss) on investments	0.11	0.79	1.79	(1.46)	(0.09)
Total from investment operations	$0.48	$1.12	$2.16	$(1.09)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.35)	$(0.38)	$(0.28)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.40)	$(0.34)	$(0.35)	$(0.39)	$(0.43)
Net asset value, end of period (x)	$12.21	$12.13	$11.35	$9.54	$11.02
Total return (%) (r)(s)(x)	4.12	10.01	22.79	(9.64)	3.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.37	0.44	0.55	0.84
Expenses after expense reductions (f)(h)	0.00	0.03	0.10	0.10	0.10
Net investment income (l)	3.06	2.82	3.45	3.66	3.81
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$611	$603	$499	$370	$521

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R1	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.88	$11.14	$9.39	$10.85	$10.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.21	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss) on investments	0.11	0.77	1.75	(1.43)	(0.08)
Total from investment operations	$0.35	$0.98	$2.01	$(1.16)	$0.21

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.26)	$(0.29)	$(0.20)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.29)	$(0.24)	$(0.26)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$11.94	$11.88	$11.14	$9.39	$10.85
Total return (%) (r)(s)(x)	3.04	8.92	21.52	(10.49)	1.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.37	1.43	1.57	1.88
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10	1.17
Net investment income (l)	2.06	1.86	2.44	2.78	2.65
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$4,879	$4,348	$3,622	$2,636	$2,442

	Years ended 4/30
Class R2	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.98	$11.22	$9.45	$10.92	$11.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.27	$0.31	$0.32	$0.34
Net realized and unrealized gain (loss) on investments	0.11	0.77	1.77	(1.44)	(0.07)
Total from investment operations	$0.41	$1.04	$2.08	$(1.12)	$0.27

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.28)	$(0.31)	$(0.34)	$(0.24)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.34)	$(0.28)	$(0.31)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$12.05	$11.98	$11.22	$9.45	$10.92
Total return (%) (r)(s)(x)	3.59	9.42	22.11	(10.06)	2.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.84	0.87	0.92	1.07	1.46
Expenses after expense reductions (f)(h)	0.50	0.53	0.60	0.60	0.68
Net investment income (l)	2.56	2.34	2.93	3.28	3.21
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$25,731	$23,777	$22,114	$13,266	$13,184

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R3	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.08	$11.30	$9.51	$10.98	$11.07

Income (loss) from investment operations
Net investment income (d)(l)	$0.33	$0.29	$0.34	$0.35	$0.39
Net realized and unrealized gain (loss) on investments	0.12	0.80	1.78	(1.46)	(0.09)
Total from investment operations	$0.45	$1.09	$2.12	$(1.11)	$0.30

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.31)	$(0.33)	$(0.35)	$(0.24)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.37)	$(0.31)	$(0.33)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$12.16	$12.08	$11.30	$9.51	$10.98
Total return (%) (r)(s)(x)	3.85	9.74	22.39	(9.85)	2.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.62	0.69	0.81	1.21
Expenses after expense reductions (f)(h)	0.25	0.28	0.35	0.35	0.45
Net investment income (l)	2.77	2.55	3.19	3.49	3.44
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$7,665	$6,278	$5,536	$4,658	$5,796

	Years ended 4/30
Class R4	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.11	$11.34	$9.53	$11.01	$11.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.36	$0.33	$0.36	$0.37	$0.42
Net realized and unrealized gain (loss) on investments	0.12	0.78	1.80	(1.46)	(0.10)
Total from investment operations	$0.48	$1.11	$2.16	$(1.09)	$0.32

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.35)	$(0.38)	$(0.27)
From net realized gain on investments	—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$(0.40)	$(0.34)	$(0.35)	$(0.39)	$(0.42)
Net asset value, end of period (x)	$12.19	$12.11	$11.34	$9.53	$11.01
Total return (%) (r)(s)(x)	4.12	9.93	22.81	(9.64)	2.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.37	0.43	0.52	0.98
Expenses after expense reductions (f)(h)	0.00	0.04	0.10	0.10	0.15
Net investment income (l)	3.04	2.84	3.39	3.48	3.84
Portfolio turnover	29	29	14	62	22
Net assets at end of period (000 omitted)	$519	$261	$176	$108	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.61		$10.30	$7.97	$11.36	$11.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.25		$0.20	$0.22	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	(0.02	)(g)	1.34	2.36	(3.28)	(0.15)
Total from investment operations	$0.23		$1.54	$2.58	$(3.07)	$0.07

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.23)	$(0.25)	$(0.26)	$(0.24)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.30)		$(0.23)	$(0.25)	$(0.32)	$(0.56)
Net asset value, end of period (x)	$11.54		$11.61	$10.30	$7.97	$11.36
Total return (%) (r)(s)(t)(x)	2.15		15.11	32.47	(26.93)	0.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43		0.44	0.46	0.60	0.74
Expenses after expense reductions (f)(h)	0.25		0.28	0.35	0.43	0.45
Net investment income (l)	2.27		1.91	2.28	2.35	1.86
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$33,245		$27,869	$20,097	$10,928	$10,843

	Years ended 4/30
Class B	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.52		$10.23	$7.92	$11.28	$11.79

Income (loss) from investment operations
Net investment income (d)(l)	$0.17		$0.12	$0.15	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	(0.03	)(g)	1.33	2.34	(3.26)	(0.15)
Total from investment operations	$0.14		$1.45	$2.49	$(3.11)	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.16)	$(0.18)	$(0.19)	$(0.18)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.21)		$(0.16)	$(0.18)	$(0.25)	$(0.50)
Net asset value, end of period (x)	$11.45		$11.52	$10.23	$7.92	$11.28
Total return (%) (r)(s)(t)(x)	1.36		14.23	31.53	(27.49)	(0.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18		1.19	1.22	1.26	1.39
Expenses after expense reductions (f)(h)	1.00		1.03	1.10	1.10	1.10
Net investment income (l)	1.51		1.16	1.55	1.63	1.23
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$5,820		$5,649	$4,418	$3,176	$4,423

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.43		$10.16	$7.88	$11.24	$11.78

Income (loss) from investment operations
Net investment income (d)(l)	$0.17		$0.12	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss) on investments	(0.03	)(g)	1.32	2.32	(3.24)	(0.16)
Total from investment operations	$0.14		$1.44	$2.47	$(3.10)	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.17)	$(0.19)	$(0.20)	$(0.21)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.23)		$(0.17)	$(0.19)	$(0.26)	$(0.53)
Net asset value, end of period (x)	$11.34		$11.43	$10.16	$7.88	$11.24
Total return (%) (r)(s)(t)(x)	1.33		14.27	31.52	(27.49)	(0.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18		1.19	1.21	1.27	1.39
Expenses after expense reductions (f)(h)	1.00		1.03	1.10	1.10	1.10
Net investment income (l)	1.54		1.17	1.58	1.62	1.31
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$11,862		$9,727	$5,978	$3,036	$2,529

	Years ended 4/30
Class I	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.66		$10.34	$8.00	$11.41	$11.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.28		$0.23	$0.24	$0.24	$0.28
Net realized and unrealized gain (loss) on investments	(0.03	)(g)	1.34	2.37	(3.30)	(0.17)
Total from investment operations	$0.25		$1.57	$2.61	$(3.06)	$0.11

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.25)	$(0.27)	$(0.29)	$(0.28)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.32)		$(0.25)	$(0.27)	$(0.35)	$(0.60)
Net asset value, end of period (x)	$11.59		$11.66	$10.34	$8.00	$11.41
Total return (%) (r)(s)(x)	2.38		15.39	32.75	(26.72)	0.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18		0.19	0.22	0.27	0.41
Expenses after expense reductions (f)(h)	0.00		0.03	0.10	0.10	0.10
Net investment income (l)	2.50		2.19	2.57	2.65	2.32
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$1,948		$1,488	$857	$645	$690
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.50		$10.20	$7.90	$11.23	$11.78

Income (loss) from investment operations
Net investment income (d)(l)	$0.17		$0.12	$0.14	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	(0.03	)(g)	1.33	2.34	(3.23)	(0.16)
Total from investment operations	$0.14		$1.45	$2.48	$(3.09)	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.15)	$(0.18)	$(0.18)	$(0.21)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.21)		$(0.15)	$(0.18)	$(0.24)	$(0.53)
Net asset value, end of period (x)	$11.43		$11.50	$10.20	$7.90	$11.23
Total return (%) (r)(s)(x)	1.32		14.26	31.53	(27.46)	(0.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18		1.19	1.22	1.26	1.45
Expenses after expense reductions (f)(h)	1.00		1.03	1.10	1.10	1.17
Net investment income (l)	1.50		1.14	1.55	1.53	1.22
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$8,804		$9,509	$9,195	$6,757	$8,935

	Years ended 4/30
Class R2	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.54		$10.24	$7.93	$11.31	$11.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.22		$0.18	$0.19	$0.19	$0.18
Net realized and unrealized gain (loss) on investments	(0.03	)(g)	1.33	2.35	(3.26)	(0.15)
Total from investment operations	$0.19		$1.51	$2.54	$(3.07)	$0.03

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.21)	$(0.23)	$(0.25)	$(0.23)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.27)		$(0.21)	$(0.23)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$11.46		$11.54	$10.24	$7.93	$11.31
Total return (%) (r)(s)(x)	1.82		14.84	32.13	(27.05)	0.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68		0.69	0.72	0.77	0.98
Expenses after expense reductions (f)(h)	0.50		0.53	0.60	0.60	0.69
Net investment income (l)	2.02		1.66	2.06	2.18	1.63
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$67,060		$61,509	$49,039	$31,030	$30,874

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.62		$10.30	$7.97	$11.36	$11.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.25		$0.20	$0.22	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	(0.03	)(g)	1.35	2.36	(3.28)	(0.15)
Total from investment operations	$0.22		$1.55	$2.58	$(3.07)	$0.07

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.23)	$(0.25)	$(0.26)	$(0.24)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.30)		$(0.23)	$(0.25)	$(0.32)	$(0.56)
Net asset value, end of period (x)	$11.54		$11.62	$10.30	$7.97	$11.36
Total return (%) (r)(s)(x)	2.06		15.18	32.47	(26.91)	0.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43		0.44	0.47	0.51	0.75
Expenses after expense reductions (f)(h)	0.25		0.28	0.35	0.35	0.45
Net investment income (l)	2.27		1.91	2.31	2.33	1.87
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$23,615		$19,344	$15,848	$11,616	$16,151

	Years ended 4/30
Class R4	2012		2011	2010	2009	2008
Net asset value, beginning of period	$11.65		$10.34	$7.99	$11.40	$11.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.29		$0.21	$0.24	$0.22	$0.26
Net realized and unrealized gain (loss) on investments	(0.04	)(g)	1.35	2.38	(3.28)	(0.17)
Total from investment operations	$0.25		$1.56	$2.62	$(3.06)	$0.09

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.25)	$(0.27)	$(0.29)	$(0.27)
From net realized gain on investments	—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$(0.32)		$(0.25)	$(0.27)	$(0.35)	$(0.59)
Net asset value, end of period (x)	$11.58		$11.65	$10.34	$7.99	$11.40
Total return (%) (r)(s)(x)	2.39		15.29	32.92	(26.75)	0.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18		0.19	0.21	0.23	0.48
Expenses after expense reductions (f)(h)	0.00		0.05	0.10	0.10	0.15
Net investment income (l)	2.61		2.03	2.54	1.99	2.36
Portfolio turnover	14		19	9	38	15
Net assets at end of period (000 omitted)	$1,583		$441	$344	$204	$2,283

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.39	$9.66	$7.08	$11.41	$12.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.11	$0.13	$0.08	$0.07
Net realized and unrealized gain (loss) on investments	(0.23)	1.78	2.63	(4.14)	(0.24)
Total from investment operations	$(0.08)	$1.89	$2.76	$(4.06)	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.16)	$(0.18)	$(0.16)	$(0.20)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.21)	$(0.16)	$(0.18)	$(0.27)	$(0.66)
Net asset value, end of period (x)	$11.10	$11.39	$9.66	$7.08	$11.41
Total return (%) (r)(s)(t)(x)	(0.49)	19.70	39.08	(35.45)	(1.65)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.50	0.55	0.74	0.87
Expenses after expense reductions (f)(h)	0.25	0.28	0.35	0.44	0.45
Net investment income (l)	1.40	1.13	1.45	0.98	0.60
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$18,822	$15,665	$9,817	$4,634	$5,917

	Years ended 4/30
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.27	$9.58	$7.03	$11.32	$12.17

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.04	$0.06	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.21)	1.74	2.61	(4.09)	(0.25)
Total from investment operations	$(0.14)	$1.78	$2.67	$(4.07)	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.09)	$(0.12)	$(0.11)	$(0.14)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.14)	$(0.09)	$(0.12)	$(0.22)	$(0.60)
Net asset value, end of period (x)	$10.99	$11.27	$9.58	$7.03	$11.32
Total return (%) (r)(s)(t)(x)	(1.16)	18.69	38.07	(35.89)	(2.30)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.25	1.31	1.41	1.53
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10	1.10
Net investment income (loss) (l)	0.63	0.37	0.72	0.24	(0.02)
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$4,497	$3,996	$2,911	$1,735	$2,195

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.24	$9.56	$7.03	$11.34	$12.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	$0.04	$0.06	$0.03	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.22)	1.75	2.60	(4.10)	(0.25)
Total from investment operations	$(0.16)	$1.79	$2.66	$(4.07)	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.11)	$(0.13)	$(0.13)	$(0.15)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.14)	$(0.11)	$(0.13)	$(0.24)	$(0.61)
Net asset value, end of period (x)	$10.94	$11.24	$9.56	$7.03	$11.34
Total return (%) (r)(s)(t)(x)	(1.27)	18.81	37.90	(35.82)	(2.29)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.25	1.30	1.42	1.53
Expenses after expense reductions (f)(h)	1.00	1.02	1.10	1.10	1.10
Net investment income (loss) (l)	0.62	0.39	0.70	0.42	(0.01)
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$6,861	$5,594	$2,495	$981	$801

	Years ended 4/30
Class I	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.43	$9.70	$7.11	$11.46	$12.29

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.14	$0.16	$0.11	$0.10
Net realized and unrealized gain (loss) on investments	(0.21)	1.77	2.63	(4.16)	(0.24)
Total from investment operations	$(0.04)	$1.91	$2.79	$(4.05)	$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.20)	$(0.19)	$(0.23)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.24)	$(0.18)	$(0.20)	$(0.30)	$(0.69)
Net asset value, end of period (x)	$11.15	$11.43	$9.70	$7.11	$11.46
Total return (%) (r)(s)(x)	(0.17)	19.85	39.32	(35.18)	(1.35)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.25	0.32	0.41	0.52
Expenses after expense reductions (f)(h)	0.00	0.03	0.10	0.10	0.10
Net investment income (l)	1.59	1.35	1.79	1.29	0.86
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$4,121	$3,009	$1,958	$1,149	$1,308

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.28	$9.57	$7.03	$11.29	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.03	$0.07	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments	(0.23)	1.76	2.60	(4.08)	(0.26)
Total from investment operations	$(0.16)	$1.79	$2.67	$(4.06)	$(0.27)

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.08)	$(0.13)	$(0.09)	$(0.15)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.13)	$(0.08)	$(0.13)	$(0.20)	$(0.61)
Net asset value, end of period (x)	$10.99	$11.28	$9.57	$7.03	$11.29
Total return (%) (r)(s)(x)	(1.26)	18.76	38.06	(35.87)	(2.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.25	1.31	1.40	1.58
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10	1.17
Net investment income (loss) (l)	0.63	0.35	0.79	0.24	(0.12)
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$7,355	$6,558	$6,389	$3,717	$5,671

	Years ended 4/30
Class R2	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.30	$9.59	$7.04	$11.35	$12.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.09	$0.11	$0.07	$0.05
Net realized and unrealized gain (loss) on investments	(0.22)	1.76	2.60	(4.11)	(0.26)
Total from investment operations	$(0.10)	$1.85	$2.71	$(4.04)	$(0.21)

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.14)	$(0.16)	$(0.16)	$(0.18)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.19)	$(0.14)	$(0.16)	$(0.27)	$(0.64)
Net asset value, end of period (x)	$11.01	$11.30	$9.59	$7.04	$11.35
Total return (%) (r)(s)(x)	(0.75)	19.38	38.63	(35.51)	(1.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.75	0.81	0.91	1.12
Expenses after expense reductions (f)(h)	0.50	0.53	0.60	0.60	0.68
Net investment income (l)	1.14	0.88	1.25	0.89	0.42
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$54,704	$48,253	$36,518	$20,269	$21,426

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.37	$9.64	$7.07	$11.40	$12.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.11	$0.13	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(0.22)	1.78	2.62	(4.15)	(0.25)
Total from investment operations	$(0.08)	$1.89	$2.75	$(4.05)	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.16)	$(0.18)	$(0.17)	$(0.19)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.21)	$(0.16)	$(0.18)	$(0.28)	$(0.65)
Net asset value, end of period (x)	$11.08	$11.37	$9.64	$7.07	$11.40
Total return (%) (r)(s)(x)	(0.50)	19.73	38.99	(35.40)	(1.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.50	0.56	0.65	0.88
Expenses after expense reductions (f)(h)	0.25	0.28	0.35	0.35	0.45
Net investment income (l)	1.36	1.14	1.50	1.16	0.61
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$25,364	$18,169	$13,516	$8,597	$12,012

	Years ended 4/30
Class R4	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.42	$9.69	$7.10	$11.44	$12.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.14	$0.14	$0.04	$0.13
Net realized and unrealized gain (loss) on investments	(0.21)	1.77	2.65	(4.08)	(0.28)
Total from investment operations	$(0.04)	$1.91	$2.79	$(4.04)	$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.20)	$(0.19)	$(0.23)
From net realized gain on investments	—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$(0.24)	$(0.18)	$(0.20)	$(0.30)	$(0.69)
Net asset value, end of period (x)	$11.14	$11.42	$9.69	$7.10	$11.44
Total return (%) (r)(s)(x)	(0.17)	19.87	39.38	(35.16)	(1.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.25	0.29	0.33	0.60
Expenses after expense reductions (f)(h)	0.00	0.03	0.10	0.10	0.15
Net investment income (l)	1.60	1.42	1.64	0.40	1.12
Portfolio turnover	12	15	6	38	14
Net assets at end of period (000 omitted)	$902	$702	$278	$108	$2,321

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.31	$9.49	$6.90	$11.37		$12.27

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.08	$0.10	$0.06		$0.04
Net realized and unrealized gain (loss) on investments	(0.27)	1.88	2.66	(4.30)		(0.27)
Total from investment operations	$(0.17)	$1.96	$2.76	$(4.24)		$(0.23)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.17)	$(0.14)		$(0.18)
From net realized gain on investments	—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$(0.18)	$(0.14)	$(0.17)	$(0.23)		$(0.67)
Net asset value, end of period (x)	$10.96	$11.31	$9.49	$6.90		$11.37
Total return (%) (r)(s)(t)(x)	(1.36)	20.78	40.17	(37.10)		(2.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	0.59	0.69	1.01		1.27
Expenses after expense reductions (f)(h)	0.25	0.28	0.35	0.43		0.45
Net investment income (l)	0.97	0.85	1.21	0.70		0.34
Portfolio turnover	13	14	8	33		11
Net assets at end of period (000 omitted)	$12,700	$10,260	$6,861	$3,121		$2,978

	Years ended 4/30
Class B	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.25	$9.44	$6.88	$11.29		$12.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.01	$0.04	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	(0.27)	1.87	2.64	(4.25)		(0.28)
Total from investment operations	$(0.25)	$1.88	$2.68	$(4.25)		$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.12)	$(0.07)		$(0.12)
From net realized gain on investments	—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$(0.10)	$(0.07)	$(0.12)	$(0.16)		$(0.61)
Net asset value, end of period (x)	$10.90	$11.25	$9.44	$6.88		$11.29
Total return (%) (r)(s)(t)(x)	(2.09)	20.00	39.00	(37.50)		(2.72)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	1.34	1.46	1.66		1.95
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10		1.10
Net investment income (loss) (l)	0.21	0.11	0.49	(0.05)		(0.26)
Portfolio turnover	13	14	8	33		11
Net assets at end of period (000 omitted)	$2,498	$2,244	$1,630	$1,072		$1,639

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.16	$9.38	$6.85	$11.26		$12.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.01	$0.05	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments	(0.28)	1.85	2.61	(4.23)		(0.31)
Total from investment operations	$(0.25)	$1.86	$2.66	$(4.23)		$(0.30)

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(0.13)	$(0.09)		$(0.18)
From net realized gain on investments	—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$(0.12)	$(0.08)	$(0.13)	$(0.18)		$(0.67)
Net asset value, end of period (x)	$10.79	$11.16	$9.38	$6.85		$11.26
Total return (%) (r)(s)(t)(x)	(2.14)	19.93	38.97	(37.46)		(2.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	1.34	1.44	1.68		1.86
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10		1.10
Net investment income (loss) (l)	0.26	0.12	0.53	(0.01)		0.06
Portfolio turnover	13	14	8	33		11
Net assets at end of period (000 omitted)	$5,663	$3,597	$2,134	$859		$964

	Years ended 4/30
Class I	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.37	$9.53	$6.93	$11.42		$12.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.11	$0.13	$0.08		$0.09
Net realized and unrealized gain (loss) on investments	(0.27)	1.89	2.66	(4.31)		(0.28)
Total from investment operations	$(0.15)	$2.00	$2.79	$(4.23)		$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.16)	$(0.19)	$(0.17)		$(0.22)
From net realized gain on investments	—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$(0.20)	$(0.16)	$(0.19)	$(0.26)		$(0.71)
Net asset value, end of period (x)	$11.02	$11.37	$9.53	$6.93		$11.42
Total return (%) (r)(s)(x)	(1.12)	21.16	40.38	(36.88)		(1.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	0.34	0.46	0.67		0.95
Expenses after expense reductions (f)(h)	0.00	0.03	0.10	0.10		0.10
Net investment income (l)	1.19	1.11	1.47	0.97		0.76
Portfolio turnover	13	14	8	33		11
Net assets at end of period (000 omitted)	$4,030	$2,972	$2,094	$1,225		$1,518

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.18	$9.39	$6.84	$11.26		$12.20

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.01	$0.04	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss) on investments	(0.28)	1.85	2.63	(4.24)		(0.27)
Total from investment operations	$(0.25)	$1.86	$2.67	$(4.24)		$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.12)	$(0.09)		$(0.14)
From net realized gain on investments	—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$(0.12)	$(0.07)	$(0.12)	$(0.18)		$(0.63)
Net asset value, end of period (x)	$10.81	$11.18	$9.39	$6.84		$11.26
Total return (%) (r)(s)(x)	(2.12)	19.90	39.08	(37.53)		(2.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	1.34	1.46	1.67		1.97
Expenses after expense reductions (f)(h)	1.00	1.03	1.10	1.10		1.17
Net investment income (loss) (l)	0.25	0.09	0.48	(0.01)		(0.36)
Portfolio turnover	13	14	8	33		11
Net assets at end of period (000 omitted)	$5,728	$5,204	$3,759	$2,368		$2,645

	Years ended 4/30
Class R2	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.24	$9.43	$6.87	$11.32		$12.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.06	$0.09	$0.05		$0.02
Net realized and unrealized gain (loss) on investments	(0.27)	1.87	2.63	(4.27)		(0.28)
Total from investment operations	$(0.20)	$1.93	$2.72	$(4.22)		$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.12)	$(0.16)	$(0.14)		$(0.17)
From net realized gain on investments	—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$(0.15)	$(0.12)	$(0.16)	$(0.23)		$(0.66)
Net asset value, end of period (x)	$10.89	$11.24	$9.43	$6.87		$11.32
Total return (%) (r)(s)(x)	(1.62)	20.58	39.67	(37.14)		(2.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	0.84	0.95	1.18		1.51
Expenses after expense reductions (f)(h)	0.50	0.53	0.60	0.60		0.68
Net investment income (l)	0.71	0.63	1.05	0.57		0.16
Portfolio turnover	13	14	8	33		11
Net assets at end of period (000 omitted)	$45,458	$38,606	$27,881	$14,024		$11,566

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.31	$9.49	$6.90	$11.36	$12.27

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.08	$0.11	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	(0.27)	1.88	2.65	(4.28)	(0.28)
Total from investment operations	$(0.17)	$1.96	$2.76	$(4.22)	$(0.23)

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.14)	$(0.17)	$(0.15)	$(0.19)
From net realized gain on investments	—	—	—	(0.09)	(0.49)
Total distributions declared to shareholders	$(0.18)	$(0.14)	$(0.17)	$(0.24)	$(0.68)
Net asset value, end of period (x)	$10.96	$11.31	$9.49	$6.90	$11.36
Total return (%) (r)(s)(x)	(1.37)	20.78	40.13	(37.01)	(2.13)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	0.59	0.72	0.91	1.28
Expenses after expense reductions (f)(h)	0.25	0.28	0.35	0.35	0.45
Net investment income (l)	0.94	0.86	1.27	0.72	0.40
Portfolio turnover	13	14	8	33	11
Net assets at end of period (000 omitted)	$10,073	$7,752	$5,283	$3,507	$5,358

	Years ended 4/30
Class R4	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.36	$9.53	$6.93	$11.41	$12.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.11	$0.13	$0.04	$0.10
Net realized and unrealized gain (loss) on investments	(0.28)	1.88	2.66	(4.26)	(0.29)
Total from investment operations	$(0.15)	$1.99	$2.79	$(4.22)	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.16)	$(0.19)	$(0.17)	$(0.22)
From net realized gain on investments	—	—	—	(0.09)	(0.49)
Total distributions declared to shareholders	$(0.20)	$(0.16)	$(0.19)	$(0.26)	$(0.71)
Net asset value, end of period (x)	$11.01	$11.36	$9.53	$6.93	$11.41
Total return (%) (r)(s)(x)	(1.12)	21.05	40.38	(36.82)	(1.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	0.35	0.46	0.58	1.06
Expenses after expense reductions (f)(h)	0.00	0.03	0.10	0.10	0.15
Net investment income (l)	1.20	1.11	1.51	0.35	0.87
Portfolio turnover	13	14	8	33	11
Net assets at end of period (000 omitted)	$771	$499	$234	$131	$1,455

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	(0.22)	2.10
Total from investment operations	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.14)	$(0.13)
Net asset value, end of period (x)	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	(1.03)	22.20	(n)

(Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	0.66	1.60	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$655	$1,836

Class B	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	(0.26)	2.13
Total from investment operations	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.13)	$(0.10)
Net asset value, end of period (x)	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.16	0.46	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class C	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	(0.27)	2.12
Total from investment operations	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.14)	$(0.10)
Net asset value, end of period (x)	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.24	0.52	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$267	$167

Class I	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	(0.27)	2.12
Total from investment operations	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.13)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.23)	$(0.13)
Net asset value, end of period (x)	$11.75	$12.10
Total return (%) (r)(s)(x)	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.33	1.55	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class R1	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	(0.26)	2.12
Total from investment operations	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.13)	$(0.10)
Net asset value, end of period (x)	$11.69	$12.06
Total return (%) (r)(s)(x)	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.21	0.58	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$182	$122

Class R2	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	(0.25)	2.13
Total from investment operations	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.12)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.19)	$(0.12)
Net asset value, end of period (x)	$11.71	$12.08
Total return (%) (r)(s)(x)	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	(a)
Net investment income (l)	0.66	1.08	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$1,627	$122
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class R3	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	(0.24)	2.12
Total from investment operations	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.21)	$(0.12)
Net asset value, end of period (x)	$11.73	$12.09
Total return (%) (r)(s)(x)	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	0.79	1.28	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$585	$144

Class R4	Year ended 4/30/12	Period ended 4/30/11 (c)
Net asset value, beginning of period	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	(0.25)	2.12
Total from investment operations	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.13)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.23)	$(0.13)
Net asset value, end of period (x)	$11.75	$12.10
Total return (%) (r)(s)(x)	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.19	1.58	(a)
Portfolio turnover	69	4
Net assets at end of period (000 omitted)	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there

Notes to Financial Statements – continued

were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the funds’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$166,945,145	$—	$—	$166,945,145

MFS Lifetime 2010 Fund
Investments at Value
Mutual Funds	$63,260,804	$—	$—	$63,260,804

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$153,940,095	$—	$—	$153,940,095

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$122,678,198	$—	$—	$122,678,198

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$86,896,075	$—	$—	$86,896,075

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$4,155,530	$—	$—	$4,155,530

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations. In the case of MFS Lifetime 2010 Fund and MFS Lifetime 2020 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Ordinary income (including any short-term capital gains)	$3,504,139	$1,730,004	$3,450,100	$1,950,049	$1,125,025	$38,014
Long-term capital gain	—	—	—	—	—	4,830
Total distributions	$3,504,139	$1,730,004	$3,450,100	$1,950,049	$1,125,025	$42,844

Year ended 4/30/11	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Ordinary income (including any short-term capital gains)	$1,950,527	$1,287,003	$2,275,051	$1,185,021	$715,994	$25,000
Long-term capital gain	—	—	—	—	—	—
Total distributions	$1,950,527	$1,287,003	$2,275,051	$1,185,021	$715,994	$25,000

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Cost of investments	$155,555,519	$56,385,929	$137,643,979	$108,811,784	$75,762,788	$3,857,058
Gross appreciation	$11,684,574	$6,960,007	$16,514,931	$14,151,700	$11,363,287	$317,223
Gross depreciation	(294,948)	(85,132)	(218,815)	(285,286)	(230,000)	(18,751)
Net unrealized appreciation (depreciation)	$11,389,626	$6,874,875	$16,296,116	$13,866,414	$11,133,287	$298,472
Undistributed ordinary income	262,468	382,615	545,872	110,610	—	4,218
Capital loss carryforwards	(299,223)	(985,953)	(6,620,549)	(5,950,952)	(3,049,396)	(133,503)
Post-October capital loss deferral	—	—	(50,762)	(14,241)	—	—
Late year ordinary loss deferral	—	—	—	—	(14,845)	—
Other temporary differences	(240,169)	—	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, each fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
4/30/18	$(299,223)	$(985,953)	$(6,325,417)	$(5,683,849)	$(2,954,836)	$—
4/30/19	—	—	(295,132)	(267,103)	(94,560)	—
Total	$(299,223)	$(985,953)	$(6,620,549)	$(5,950,952)	$(3,049,396)	$—

Post-enactment losses:	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Short-Term	$—	$—	$—	$—	$—	$(133,503)

Notes to Financial Statements – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2020 Fund
	Year ended 4/30/12	Year ended 4/30/11	Year ended 4/30/12	Year ended 4/30/11	Year ended 4/30/12	Year ended 4/30/11
Class A	$1,469,307	$789,990	$449,943	$325,717	$773,294	$501,308
Class B	174,637	84,736	52,310	43,284	100,023	68,394
Class C	1,024,853	449,438	131,306	128,052	217,535	123,035
Class I	209,409	117,386	18,134	15,176	41,490	27,758
Class R1	66,974	60,583	111,136	90,942	154,364	117,344
Class R2	271,402	305,426	782,925	553,057	1,620,907	1,072,891
Class R3	275,769	139,232	159,902	121,948	500,619	352,651
Class R4	11,788	3,736	24,348	8,827	41,868	11,670
Total	$3,504,139	$1,950,527	$1,730,004	$1,287,003	$3,450,100	$2,275,051

	MFS Lifetime 2030 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2050 Fund
	Year ended 4/30/12	Year ended 4/30/11	Year ended 4/30/12	Year ended 4/30/11	Year ended 4/30/12	Year ended 4/30/11(c)
Class A	$337,429	$192,630	$182,236	$112,906	$4,602	$16,770
Class B	49,582	30,117	22,725	12,753	1,752	1,009
Class C	79,916	41,979	53,785	22,491	2,372	1,009
Class I	70,008	36,750	58,111	38,175	5,120	1,466
Class R1	82,506	48,608	73,494	30,444	1,472	1,009
Class R2	947,260	578,435	592,041	408,065	16,598	1,167
Class R3	366,819	245,656	129,974	83,944	3,087	1,246
Class R4	16,529	10,846	12,659	7,216	2,298	1,324
Total	$1,950,049	$1,185,021	$1,125,025	$715,994	$37,301	$25,000

From net realized gain on investments
	MFS Lifetime 2050 Fund
	Year ended 4/30/12	Year ended 4/30/11 (c)
Class A	$870	$—
Class B	377	—
Class C	451	—
Class I	584	—
Class R1	306	—
Class R2	2,302	—
Class R3	391	—
Class R4	262	—
Total	$5,543	$—

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements – continued

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This agreement will continue until at least August 31, 2012 after which MFS may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the year ended April 30, 2012, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$243,304	$206,594	$245,903	$237,188	$221,698	$161,595

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$144,960	$14,677	$30,564	$20,642	$14,786	$1,656

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$118,496
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	34,945
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	72,145
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	40,443
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	26,486
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	2,114

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$74,059
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	25,346
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	54,031
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	38,264
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	22,451
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,878

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$436,949
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	58,695
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	102,364
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	58,109
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	43,181
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,954

Notes to Financial Statements – continued

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$29,510
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	45,212
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	84,981
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	64,065
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	51,778
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,367

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$51,996
MFS Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	136,927
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	327,912
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	260,820
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	200,969
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	5,797

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$20,914
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	14,479
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	47,010
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	46,664
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	19,706
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	565

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Total Distribution and Service Fees	$731,924	$315,604	$688,443	$508,365	$364,571	$13,675

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2012, were as follows:

CDSC Imposed	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Class A	$152	$7	$100	$83	$32	$—
Class B	16,561	8,415	7,509	8,596	2,449	93
Class C	14,788	1,356	394	1,072	490	9

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Commodity Strategy Fund, the MFS Emerging Markets Debt Fund, the MFS Global Real Estate Fund, the MFS New Discovery Fund, and the MFS New Discovery Value Fund; and effective June 1, 2012, the MFS Core Equity Fund, the MFS International New Discovery Fund, the MFS Research Bond Fund, the MFS Research International Fund, and the MFS Value Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2012, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Notes to Financial Statements – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2012 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
0.0138%	0.0285%	0.0125%	0.0163%	0.0236%	0.5652%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statement of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$1,074	$543	$1,236	$940	$650	$27

MFS has agreed to reimburse each fund for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$490	$242	$556	$428	$297	$13

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Purchases	$76,852,769	$21,491,131	$34,300,651	$33,714,247	$25,540,684	$3,640,203
Sales	$18,047,908	$17,874,452	$19,687,317	$13,468,794	$9,670,499	$2,190,089

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Year ended 4/30/12		Year ended 4/30/11		Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,262,653	$36,360,812	2,187,604	$23,619,430	475,571	$5,669,306	538,240	$6,210,873
Class B	600,733	6,701,321	292,004	3,144,665	58,014	686,699	125,716	1,444,836
Class C	3,207,672	35,756,950	1,775,988	19,285,642	144,415	1,687,669	237,799	2,683,219
Class I	689,855	7,717,157	606,934	6,523,638	18,721	223,466	13,116	153,060
Class R1	54,064	603,736	646,887	6,967,460	130,415	1,524,674	121,920	1,392,367
Class R2	412,864	4,611,604	498,548	5,389,913	1,128,090	13,371,324	874,450	10,086,946
Class R3	807,238	8,976,172	261,446	2,806,509	279,615	3,361,499	270,645	3,154,004
Class R4	83,588	947,340	2,244	24,764	87,174	1,053,548	24,312	269,748
	9,118,667	$101,675,092	6,271,655	$67,762,021	2,322,015	$27,578,185	2,206,198	$25,395,053
Shares issued to shareholders in reinvestment of distributions
Class A	109,576	$1,217,507	55,683	$605,147	34,131	$395,234	26,356	$303,880
Class B	14,320	158,897	6,722	73,092	3,979	45,878	3,357	38,507
Class C	81,983	909,378	34,599	376,420	9,014	102,855	8,146	92,543
Class I	10,572	117,700	2,759	30,125	1,552	18,036	1,304	15,095
Class R1	6,028	66,914	5,535	60,504	9,740	111,136	7,998	90,942
Class R2	23,444	260,690	27,134	294,185	63,857	733,704	46,674	534,421
Class R3	24,830	275,720	12,829	139,029	13,808	159,902	10,567	121,948
Class R4	1,039	11,620	334	3,618	2,097	24,348	764	8,827
	271,792	$3,018,426	145,595	$1,582,120	138,178	$1,591,093	105,166	$1,206,163
Shares reacquired
Class A	(1,220,630)	$(13,601,140)	(1,036,827)	$(11,152,140)	(268,687)	$(3,213,252)	(351,554)	$(4,108,508)
Class B	(122,641)	(1,366,971)	(112,709)	(1,198,427)	(98,249)	(1,159,413)	(85,175)	(973,866)
Class C	(713,501)	(7,940,588)	(425,617)	(4,593,409)	(201,457)	(2,367,307)	(103,966)	(1,196,554)
Class I	(425,451)	(4,726,670)	(187,324)	(2,060,155)	(20,003)	(242,417)	(8,684)	(103,875)
Class R1	(121,864)	(1,366,006)	(439,100)	(4,763,007)	(97,820)	(1,140,433)	(88,957)	(1,014,131)
Class R2	(793,719)	(8,830,453)	(399,650)	(4,374,145)	(1,042,121)	(12,344,690)	(907,575)	(10,454,985)
Class R3	(325,953)	(3,604,705)	(146,106)	(1,584,522)	(182,906)	(2,186,535)	(251,401)	(2,900,868)
Class R4	(11,825)	(133,033)	(1,652)	(18,339)	(68,268)	(821,558)	(19,020)	(216,942)
	(3,735,584)	$(41,569,566)	(2,748,985)	$(29,744,144)	(1,979,511)	$(23,475,605)	(1,816,332)	$(20,969,729)
Net change
Class A	2,151,599	$23,977,179	1,206,460	$13,072,437	241,015	$2,851,288	213,042	$2,406,245
Class B	492,412	5,493,247	186,017	2,019,330	(36,256)	(426,836)	43,898	509,477
Class C	2,576,154	28,725,740	1,384,970	15,068,653	(48,028)	(576,783)	141,979	1,579,208
Class I	274,976	3,108,187	422,369	4,493,608	270	(915)	5,736	64,280
Class R1	(61,772)	(695,356)	213,322	2,264,957	42,335	495,377	40,961	469,178
Class R2	(357,411)	(3,958,159)	126,032	1,309,953	149,826	1,760,338	13,549	166,382
Class R3	506,115	5,647,187	128,169	1,361,016	110,517	1,334,866	29,811	375,084
Class R4	72,802	825,927	926	10,043	21,003	256,338	6,056	61,633
	5,654,875	$63,123,952	3,668,265	$39,599,997	480,682	$5,693,673	495,032	$5,631,487

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/12		Year ended 4/30/11		Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	852,104	$9,450,509	733,304	$7,814,563	545,797	$5,711,064	535,419	$5,430,900
Class B	111,779	1,238,633	171,289	1,816,470	135,244	1,418,134	107,427	1,089,117
Class C	372,651	4,077,727	386,320	4,056,135	287,381	2,988,821	301,713	3,024,785
Class I	58,365	661,252	62,310	681,335	144,371	1,525,278	89,847	945,920
Class R1	201,484	2,220,088	201,556	2,103,755	208,949	2,175,290	162,274	1,608,500
Class R2	2,243,275	25,008,495	1,793,663	19,037,135	2,221,249	23,720,472	1,534,683	15,313,530
Class R3	640,647	7,220,962	489,088	5,287,131	876,429	9,394,922	436,518	4,391,873
Class R4	118,233	1,356,143	98,792	987,275	43,610	478,117	56,858	533,941
	4,598,538	$51,233,809	3,936,322	$41,783,799	4,463,030	$47,412,098	3,224,739	$32,338,566
Shares issued to shareholders in reinvestment of distributions
Class A	68,959	$739,928	44,848	$487,494	31,128	$312,836	17,465	$183,210
Class B	8,507	90,850	5,869	63,440	4,908	48,986	2,767	28,807
Class C	13,650	144,284	7,924	85,021	5,255	52,177	2,699	28,013
Class I	3,744	40,322	2,456	26,793	6,914	69,759	3,493	36,750
Class R1	14,481	154,364	10,875	117,344	8,267	82,506	4,665	48,608
Class R2	149,103	1,590,927	98,649	1,066,400	94,128	939,399	55,329	575,970
Class R3	46,656	500,619	32,443	352,651	36,572	366,819	23,463	245,656
Class R4	3,891	41,868	1,071	11,670	1,640	16,529	1,032	10,846
	308,991	$3,303,162	204,135	$2,210,813	188,812	$1,889,011	110,913	$1,157,860
Shares reacquired
Class A	(440,224)	$(4,854,165)	(328,605)	$(3,485,082)	(257,161)	$(2,708,602)	(192,936)	$(1,946,220)
Class B	(102,462)	(1,127,753)	(118,807)	(1,232,423)	(85,370)	(882,335)	(59,581)	(593,819)
Class C	(191,675)	(2,101,964)	(131,588)	(1,391,835)	(163,356)	(1,693,390)	(67,444)	(669,827)
Class I	(21,768)	(245,388)	(19,978)	(208,056)	(44,863)	(486,252)	(32,101)	(310,971)
Class R1	(273,028)	(3,016,567)	(286,994)	(2,977,269)	(129,700)	(1,356,610)	(253,045)	(2,544,489)
Class R2	(1,874,196)	(20,666,468)	(1,350,081)	(14,529,731)	(1,618,957)	(16,762,469)	(1,126,050)	(11,425,858)
Class R3	(307,023)	(3,473,401)	(394,435)	(4,245,261)	(222,474)	(2,356,076)	(262,792)	(2,648,257)
Class R4	(23,252)	(261,215)	(95,316)	(995,993)	(25,756)	(272,697)	(25,152)	(247,904)
	(3,233,628)	$(35,746,921)	(2,725,804)	$(29,065,650)	(2,547,637)	$(26,518,431)	(2,019,101)	$(20,387,345)
Net change
Class A	480,839	$5,336,272	449,547	$4,816,975	319,764	$3,315,298	359,948	$3,667,890
Class B	17,824	201,730	58,351	647,487	54,782	584,785	50,613	524,105
Class C	194,626	2,120,047	262,656	2,749,321	129,280	1,347,608	236,968	2,382,971
Class I	40,341	456,186	44,788	500,072	106,422	1,108,785	61,239	671,699
Class R1	(57,063)	(642,115)	(74,563)	(756,170)	87,516	901,186	(86,106)	(887,381)
Class R2	518,182	5,932,954	542,231	5,573,804	696,420	7,897,402	463,962	4,463,642
Class R3	380,280	4,248,180	127,096	1,394,521	690,527	7,405,665	197,189	1,989,272
Class R4	98,872	1,136,796	4,547	2,952	19,494	221,949	32,738	296,883
	1,673,901	$18,790,050	1,414,653	$14,928,962	2,104,205	$22,782,678	1,316,551	$13,109,081

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2050 Fund
	Year ended 4/30/12		Year ended 4/30/11		Year ended 4/30/12		Year ended 4/30/11 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	374,056	$3,876,266	334,918	$3,348,387	39,495	$446,466	155,270	$1,652,241
Class B	59,049	616,470	71,271	728,116	14,146	158,520	14,149	147,885
Class C	272,374	2,792,807	163,822	1,618,718	9,092	100,562	13,739	143,891
Class I	118,627	1,254,045	59,233	596,372	18,060	202,149	14,277	148,142
Class R1	320,587	3,224,711	152,194	1,495,538	5,382	59,856	10,001	100,015
Class R2	1,891,350	19,800,711	1,507,856	14,834,336	206,661	2,327,431	10,019	100,222
Class R3	349,227	3,685,496	259,122	2,592,803	38,536	439,164	11,760	120,245
Class R4	46,040	499,157	37,529	345,045	1,357	15,941	10,000	100,000
	3,431,310	$35,749,663	2,585,945	$25,559,315	332,729	$3,750,089	239,215	$2,512,641
Shares issued to shareholders in reinvestment of distributions
Class A	17,833	$175,831	10,569	$109,711	514	$5,451	1,514	$16,770
Class B	2,210	21,700	1,166	12,069	197	2,083	91	1,009
Class C	3,637	35,390	1,271	13,042	268	2,823	91	1,009
Class I	5,870	58,111	3,660	38,175	541	5,704	132	1,466
Class R1	7,538	73,494	2,959	30,444	169	1,778	91	1,009
Class R2	59,301	581,154	38,633	398,688	1,795	18,900	105	1,167
Class R3	13,195	129,974	8,087	83,944	330	3,478	112	1,246
Class R4	1,280	12,659	692	7,216	243	2,560	120	1,324
	110,864	$1,088,313	67,037	$693,289	4,057	$42,777	2,256	$25,000
Shares reacquired
Class A	(140,477)	$(1,454,284)	(161,329)	$(1,616,920)	(136,447)	$(1,393,232)	(4,803)	$(55,443)
Class B	(31,533)	(324,875)	(45,542)	(446,292)	(462)	(4,747)	—	—
Class C	(73,722)	(745,396)	(70,166)	(687,759)	(298)	(3,401)	—	—
Class I	(20,326)	(212,640)	(21,111)	(217,528)	(50)	(590)	(1,611)	(18,160)
Class R1	(263,869)	(2,636,542)	(89,979)	(869,959)	(83)	(931)	—	—
Class R2	(1,212,203)	(12,513,719)	(1,066,677)	(10,801,646)	(79,602)	(862,480)	—	—
Class R3	(128,993)	(1,332,451)	(138,539)	(1,351,928)	(889)	(10,123)	—	—
Class R4	(21,212)	(221,580)	(18,938)	(192,840)	(8)	(87)	—	—
	(1,892,335)	$(19,441,487)	(1,612,281)	$(16,184,872)	(217,839)	$(2,275,591)	(6,414)	$(73,603)
Net change
Class A	251,412	$2,597,813	184,158	$1,841,178	(96,438)	$(941,315)	151,981	$1,613,568
Class B	29,726	313,295	26,895	293,893	13,881	155,856	14,240	148,894
Class C	202,289	2,082,801	94,927	944,001	9,062	99,984	13,830	144,900
Class I	104,171	1,099,516	41,782	417,019	18,551	207,263	12,798	131,448
Class R1	64,256	661,663	65,174	656,023	5,468	60,703	10,092	101,024
Class R2	738,448	7,868,146	479,812	4,431,378	128,854	1,483,851	10,124	101,389
Class R3	233,429	2,483,019	128,670	1,324,819	37,977	432,519	11,872	121,491
Class R4	26,108	290,236	19,283	159,421	1,592	18,414	10,120	101,324
	1,649,839	$17,396,489	1,040,701	$10,067,732	118,947	$1,517,275	235,057	$2,464,038

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to participating funds, based on their borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing

Notes to Financial Statements – continued

arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended ended April 30, 2012, each fund’s commitment fee and interest expense were equal to the following and are included in miscellaneous expense on the Statement of Operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Commitment Fee	$877	$432	$996	$759	$523	$23
Interest Expense	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	351,380		(8,814)	342,566
MFS Commodity Strategy Fund	70,131	121,094		(16,236)	174,989
MFS Core Growth Fund	103,713	163,367		(267,080)	—
MFS Diversified Target Return Fund	220,826	10,454		(231,280)	—
MFS Emerging Markets Debt Fund	69,556	45,456		(5,747)	109,265
MFS Global Bond Fund	469,051	373,886		(45,274)	797,663
MFS Global Real Estate Fund	67,793	67,650		(15,337)	120,106
MFS Government Securities Fund	998,922	668,790		(88,326)	1,579,386
MFS Growth Fund	—	147,308	(i)	(12,327)	134,981
MFS High Income Fund	856,940	654,103		(70,844)	1,440,199
MFS Inflation-Adjusted Bond Fund	956,634	614,267		(92,182)	1,478,719
MFS Institutional Money Market Portfolio	6,884	9,768,805		(9,775,683)	6
MFS International Growth Fund	35,756	35,687		(8,143)	63,300
MFS International Value Fund	36,566	32,064		(6,345)	62,285
MFS Limited Maturity Fund	3,290,946	2,368,545		(206,156)	5,453,335
MFS Mid Cap Growth Fund	298,212	264,660		(66,777)	496,095
MFS Mid Cap Value Fund	207,531	183,584		(44,024)	347,091
MFS New Discovery Fund	71,714	54,561		(47,908)	78,367
MFS New Discovery Value Fund	—	186,756		(27,176)	159,580
MFS Research Bond Fund	2,116,542	1,434,895		(167,989)	3,383,448
MFS Research Fund	297,449	115,109		(175,212)	237,346
MFS Research International Fund	176,853	200,059		(42,396)	334,516
MFS Value Fund	81,745	214,415		(29,424)	266,736

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,930)	$83		$44,762	$3,322,893
MFS Commodity Strategy Fund	(36,793)	214,486		12,935	1,674,642
MFS Core Growth Fund	211	—		—	—
MFS Diversified Target Return Fund	124,997	—		—	—
MFS Emerging Markets Debt Fund	(1,595)	4,284		69,925	1,670,657
MFS Global Bond Fund	(6,342)	65,596		338,984	8,351,529
MFS Global Real Estate Fund	(22,346)	40,327		32,811	1,676,684
MFS Government Securities Fund	(3,781)	—		381,910	16,662,517
MFS Growth Fund	(13,661)	—		—	6,700,437
MFS High Income Fund	(8,685)	—		273,971	5,011,892
MFS Inflation-Adjusted Bond Fund	7,442	27,918		588,487	16,679,955
MFS Institutional Money Market Portfolio	—	—		51	6
MFS International Growth Fund	(18,598)	—		15,135	1,673,007

Notes to Financial Statements – continued

	Lifetime Retirement Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS International Value Fund	$(6,632)	$—		$22,202	$1,672,356
MFS Limited Maturity Fund	(23,352)	—		774,371	33,319,880
MFS Mid Cap Growth Fund	(33,291)	—		—	5,035,363
MFS Mid Cap Value Fund	(40,025)	—		32,486	5,018,929
MFS New Discovery Fund	188,474	231,822		—	1,684,115
MFS New Discovery Value Fund	(17,750)	2,076		5,425	1,675,590
MFS Research Bond Fund	(2,376)	—		1,072,848	36,710,417
MFS Research Fund	442,447	—		56,971	6,690,790
MFS Research International Fund	(65,557)	—		81,478	5,021,082
MFS Value Fund	(34,800)	—		95,691	6,692,404
	$426,057	$586,592		$3,900,443	$166,945,145

	Lifetime 2010 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	145,222		(15,051)	130,171
MFS Commodity Strategy Fund	39,374	41,820		(15,068)	66,126
MFS Core Growth Fund	58,228	81,855		(140,083)	—
MFS Diversified Target Return Fund	123,978	11,210		(135,188)	—
MFS Emerging Markets Debt Fund	39,051	11,348		(9,015)	41,384
MFS Global Bond Fund	263,339	93,456		(54,624)	302,171
MFS Global Real Estate Fund	38,062	22,247		(14,985)	45,324
MFS Government Securities Fund	560,825	160,230		(121,336)	599,719
MFS Growth Fund	—	65,477	(i)	(14,546)	50,931
MFS High Income Fund	481,112	170,156		(105,790)	545,478
MFS Inflation-Adjusted Bond Fund	537,084	163,178		(139,349)	560,913
MFS Institutional Money Market Portfolio	57,679	12,348,854		(12,406,529)	4
MFS International Growth Fund	20,075	11,507		(7,646)	23,936
MFS International Value Fund	20,529	8,912		(5,897)	23,544
MFS Limited Maturity Fund	1,847,638	530,300		(307,030)	2,070,908
MFS Mid Cap Growth Fund	167,425	82,467		(62,878)	187,014
MFS Mid Cap Value Fund	116,514	57,869		(43,131)	131,252
MFS New Discovery Fund	40,262	21,677		(32,490)	29,449
MFS New Discovery Value Fund	—	86,605		(26,352)	60,253
MFS Research Bond Fund	1,188,291	336,866		(242,226)	1,282,931
MFS Research Fund	166,997	39,799		(117,136)	89,660
MFS Research International Fund	99,290	63,076		(35,923)	126,443
MFS Value Fund	45,895	86,848		(31,881)	100,862

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,571)	$38		$21,080	$1,262,658
MFS Commodity Strategy Fund	(27,981)	96,928		5,845	632,825
MFS Core Growth Fund	1,800	—		—	—
MFS Diversified Target Return Fund	190,534	—		—	—
MFS Emerging Markets Debt Fund	805	2,004		33,899	632,760
MFS Global Bond Fund	(576)	30,671		161,172	3,163,734
MFS Global Real Estate Fund	(12,264)	19,987		15,592	632,726
MFS Government Securities Fund	10,733	—		186,457	6,327,036
MFS Growth Fund	8,468	—		—	2,528,213
MFS High Income Fund	(11,659)	—		132,850	1,898,264
MFS Inflation-Adjusted Bond Fund	33,786	13,041		279,717	6,327,102
MFS Institutional Money Market Portfolio	—	—		58	4
MFS International Growth Fund	(4,900)	—		6,794	632,633

Notes to Financial Statements – continued

	Lifetime 2010 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS International Value Fund	$(2,010)	$—		$10,097	$632,157
MFS Limited Maturity Fund	(54,284)	—		376,275	12,653,247
MFS Mid Cap Growth Fund	(4,509)	—		—	1,898,191
MFS Mid Cap Value Fund	(5,809)	—		14,694	1,897,904
MFS New Discovery Fund	297,557	107,183		—	632,850
MFS New Discovery Value Fund	(8,872)	938		2,450	632,659
MFS Research Bond Fund	6,956	—		521,877	13,919,801
MFS Research Fund	396,962	—		25,888	2,527,502
MFS Research International Fund	(26,339)	—		37,536	1,897,908
MFS Value Fund	(20,805)	—		45,626	2,530,630
	$764,022	$270,790		$1,877,907	$63,260,804

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	213,989		(7,672)	206,317
MFS Commodity Strategy Fund	257,667	168,902		(40,843)	385,726
MFS Core Growth Fund	539,861	37,663		(577,524)	—
MFS Diversified Target Return Fund	162,658	9,425		(172,083)	—
MFS Emerging Markets Debt Fund	277,481	56,872		(32,171)	302,182
MFS Global Bond Fund	626,630	200,831		(92,602)	734,859
MFS Global Real Estate Fund	170,962	44,816		(27,425)	188,353
MFS Government Securities Fund	1,322,688	347,992		(218,525)	1,452,155
MFS Growth Fund	—	252,116	(i)	(23,096)	229,020
MFS High Income Fund	1,897,679	481,632		(168,404)	2,210,907
MFS Inflation-Adjusted Bond Fund	705,073	270,779		(83,337)	892,515
MFS Institutional Money Market Portfolio	11	14,944,379		(14,944,383)	7
MFS International Growth Fund	138,244	35,466		(17,528)	156,182
MFS International New Discovery Fund	49,524	6,416		(9,618)	46,322
MFS International Value Fund	142,322	25,158		(13,410)	154,070
MFS Limited Maturity Fund	243,584	541,315		(2,848)	782,051
MFS Mid Cap Growth Fund	881,337	150,406		(103,976)	927,767
MFS Mid Cap Value Fund	616,490	112,619		(82,994)	646,115
MFS New Discovery Fund	138,802	45,877		(86,191)	98,488
MFS New Discovery Value Fund	—	238,338		(40,335)	198,003
MFS Research Bond Fund	1,602,971	497,141		(183,999)	1,916,113
MFS Research Fund	387,276	58,066		(42,855)	402,487
MFS Research International Fund	456,384	148,378		(53,705)	551,057
MFS Value Fund	426,076	76,720		(49,316)	453,480

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,071)	$54		$29,511	$2,001,271
MFS Commodity Strategy Fund	(53,075)	553,211		33,361	3,691,401
MFS Core Growth Fund	(4,984)	—		—	—
MFS Diversified Target Return Fund	140,331	—		—	—
MFS Emerging Markets Debt Fund	(6,781)	13,799		233,124	4,620,360
MFS Global Bond Fund	9,148	70,235		368,986	7,693,976
MFS Global Real Estate Fund	(33,250)	82,676		63,939	2,629,407
MFS Government Securities Fund	15,543	—		426,861	15,320,235
MFS Growth Fund	(45,343)	—		—	11,368,532
MFS High Income Fund	(63,565)	—		505,685	7,693,958
MFS Inflation-Adjusted Bond Fund	25,479	18,391		391,217	10,067,564
MFS Institutional Money Market Portfolio	—	—		80	7
MFS International Growth Fund	(21,973)	—		43,177	4,127,881

Notes to Financial Statements – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS International New Discovery Fund	$(22,449)	$—		$15,487	$1,070,040
MFS International Value Fund	(5,930)	—		63,958	4,136,783
MFS Limited Maturity Fund	(392)	—		89,990	4,778,334
MFS Mid Cap Growth Fund	(35,220)	—		—	9,416,837
MFS Mid Cap Value Fund	(50,810)	—		71,331	9,342,830
MFS New Discovery Fund	899,735	346,315		—	2,116,518
MFS New Discovery Value Fund	(20,619)	3,046		7,957	2,079,035
MFS Research Bond Fund	4,562	—		707,996	20,789,826
MFS Research Fund	(8,666)	—		113,164	11,346,121
MFS Research International Fund	(152,910)	—		161,066	8,271,371
MFS Value Fund	(112,255)	—		208,473	11,377,808
	$454,505	$1,087,727		$3,535,363	$153,940,095

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	—	91,014		(8,307)	82,707
MFS Commodity Strategy Fund	311,908	309,532		(61,230)	560,210
MFS Core Growth Fund	595,224	63,171		(658,395)	—
MFS Diversified Target Return Fund	61,489	5,227		(66,716)	—
MFS Emerging Markets Debt Fund	116,673	60,715		(18,701)	158,687
MFS Emerging Markets Equity Fund	39,717	16,360		(5,827)	50,250
MFS Global Bond Fund	210,128	140,200		(41,907)	308,421
MFS Global Real Estate Fund	264,073	94,374		(32,233)	326,214
MFS Growth Fund	—	298,045	(i)	(18,908)	279,137
MFS High Income Fund	798,036	470,139		(107,128)	1,161,047
MFS Inflation-Adjusted Bond Fund	373,011	172,719		(94,434)	451,296
MFS Institutional Money Market Portfolio	11	18,789,140		(18,692,553)	96,598
MFS International Growth Fund	211,049	74,941		(23,138)	262,852
MFS International New Discovery Fund	120,707	33,502		(11,875)	142,334
MFS International Value Fund	215,941	67,055		(24,151)	258,845
MFS Mid Cap Growth Fund	941,246	267,419		(76,723)	1,131,942
MFS Mid Cap Value Fund	655,220	182,412		(47,929)	789,703
MFS New Discovery Fund	159,797	66,307		(99,963)	126,141
MFS New Discovery Value Fund	—	289,849		(36,349)	253,500
MFS Research Bond Fund	267,656	113,943		(61,471)	320,128
MFS Research Fund	298,414	69,103		(20,723)	346,794
MFS Research International Fund	440,147	198,213		(40,158)	598,202
MFS Value Fund	469,185	123,432		(39,263)	553,354

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,253)	$21		$11,398	$802,259
MFS Commodity Strategy Fund	(82,295)	731,122		44,090	5,361,212
MFS Core Growth Fund	(2,807)	—		—	—
MFS Diversified Target Return Fund	32,131	—		—	—
MFS Emerging Markets Debt Fund	(7,275)	6,476		108,441	2,426,320
MFS Emerging Markets Equity Fund	(24,659)	—		11,095	1,643,191
MFS Global Bond Fund	2,662	26,461		137,384	3,229,166
MFS Global Real Estate Fund	(55,238)	132,017		102,162	4,553,950
MFS Growth Fund	(52,751)	—		—	13,856,379
MFS High Income Fund	(22,805)	—		235,736	4,040,442
MFS Inflation-Adjusted Bond Fund	34,287	9,196		197,181	5,090,615
MFS Institutional Money Market Portfolio	—	—		134	96,598
MFS International Growth Fund	(66,776)	—		67,353	6,947,172

Notes to Financial Statements – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS International New Discovery Fund	$(28,911)	$—		$41,698	$3,287,905
MFS International Value Fund	(45,741)	—		100,533	6,949,983
MFS Mid Cap Growth Fund	(54,620)	—		—	11,489,207
MFS Mid Cap Value Fund	(60,649)	—		79,327	11,419,103
MFS New Discovery Fund	562,483	408,100		—	2,710,767
MFS New Discovery Value Fund	(22,625)	3,556		9,291	2,661,747
MFS Research Bond Fund	3,342	—		117,201	3,473,390
MFS Research Fund	(28,690)	—		89,567	9,776,123
MFS Research International Fund	(147,212)	—		160,612	8,979,009
MFS Value Fund	(154,769)	—		239,232	13,883,660
	$(225,171)	$1,316,949		$1,752,435	$122,678,198

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	245,083	258,845		(46,368)	457,560
MFS Core Growth Fund	435,474	48,779		(484,253)	—
MFS Emerging Markets Equity Fund	38,377	19,295		(4,620)	53,052
MFS Global Real Estate Fund	237,168	98,715		(23,080)	312,803
MFS Growth Fund	—	227,039	(i)	(17,452)	209,587
MFS Inflation-Adjusted Bond Fund	166,865	78,709		(52,637)	192,937
MFS Institutional Money Market Portfolio	4,270	14,611,291		(14,615,546)	15
MFS International Growth Fund	175,169	70,599		(16,176)	229,592
MFS International New Discovery Fund	116,811	42,658		(9,179)	150,290
MFS International Value Fund	179,246	63,986		(17,156)	226,076
MFS Mid Cap Growth Fund	695,055	248,673		(85,438)	858,290
MFS Mid Cap Value Fund	484,106	163,715		(48,037)	599,784
MFS New Discovery Fund	125,489	58,474		(81,290)	102,673
MFS New Discovery Value Fund	—	237,583		(30,799)	206,784
MFS Research Bond Fund	167,807	79,101		(46,822)	200,086
MFS Research Fund	208,173	57,411		(19,537)	246,047
MFS Research International Fund	330,096	159,147		(26,875)	462,368
MFS Value Fund	343,261	106,360		(34,467)	415,154

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(66,202)	$572,310		$34,513	$4,378,845
MFS Core Growth Fund	(2,957)	—		—	—
MFS Emerging Markets Equity Fund	(19,661)	—		11,023	1,734,787
MFS Global Real Estate Fund	(37,035)	118,684		92,442	4,366,734
MFS Growth Fund	(32,719)	—		—	10,403,859
MFS Inflation-Adjusted Bond Fund	19,148	3,920		85,394	2,176,325
MFS Institutional Money Market Portfolio	—	—		105	15
MFS International Growth Fund	(42,290)	—		56,329	6,068,124
MFS International New Discovery Fund	(20,890)	—		41,524	3,471,693
MFS International Value Fund	(30,969)	—		83,810	6,070,128
MFS Mid Cap Growth Fund	(47,828)	—		—	8,711,642
MFS Mid Cap Value Fund	(46,497)	—		58,065	8,672,880
MFS New Discovery Fund	411,333	320,634		—	2,206,448
MFS New Discovery Value Fund	(19,195)	2,791		7,294	2,171,233
MFS Research Bond Fund	2,667	—		72,733	2,170,932
MFS Research Fund	(22,465)	—		61,485	6,936,058
MFS Research International Fund	(115,417)	—		119,736	6,940,148
MFS Value Fund	(105,272)	—		173,755	10,416,224
	$(176,249)	$1,018,339		$898,208	$86,896,075

Notes to Financial Statements – continued

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount		Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	9,922	22,842		(10,828)	21,936
MFS Core Growth Fund	17,462	8,023		(25,485)	—
MFS Emerging Markets Equity Fund	1,543	2,328		(1,327)	2,544
MFS Global Real Estate Fund	9,497	12,896		(7,473)	14,920
MFS Growth Fund	—	11,997	(i)	(1,983)	10,014
MFS Inflation-Adjusted Bond Fund	6,708	10,130		(7,601)	9,237
MFS Institutional Money Market Portfolio	12,511	2,793,783		(2,806,292)	2
MFS International Growth Fund	7,029	9,708		(5,747)	10,990
MFS International New Discovery Fund	4,681	6,337		(3,822)	7,196
MFS International Value Fund	7,206	9,806		(6,198)	10,814
MFS Mid Cap Growth Fund	27,863	36,859		(23,721)	41,001
MFS Mid Cap Value Fund	19,408	24,432		(15,161)	28,679
MFS New Discovery Fund	5,041	5,617		(5,773)	4,885
MFS New Discovery Value Fund	—	15,682		(5,804)	9,878
MFS Research Bond Fund	6,747	10,395		(7,532)	9,610
MFS Research Fund	8,345	10,007		(6,584)	11,768
MFS Research International Fund	13,239	19,918		(10,041)	23,116
MFS Value Fund	13,753	17,468		(11,362)	19,859

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(8,002)	$20,672		$1,246	$209,933
MFS Core Growth Fund	(21,777)	—		—	—
MFS Emerging Markets Equity Fund	(5,451)	—		397	83,177
MFS Global Real Estate Fund	(18,041)	4,883		3,568	208,287
MFS Growth Fund	(93)	—		—	497,124
MFS Inflation-Adjusted Bond Fund	2,767	145		3,356	104,191
MFS Institutional Money Market Portfolio	—	—		15	2
MFS International Growth Fund	(16,425)	—		2,034	290,464
MFS International New Discovery Fund	(8,173)	—		1,524	166,220
MFS International Value Fund	(9,773)	—		2,979	290,349
MFS Mid Cap Growth Fund	(26,247)	—		—	416,162
MFS Mid Cap Value Fund	(25,516)	—		2,078	414,697
MFS New Discovery Fund	(2,696)	11,721		—	104,971
MFS New Discovery Value Fund	(8,366)	100		260	103,717
MFS Research Bond Fund	525	—		2,982	104,267
MFS Research Fund	(17,275)	—		2,186	331,740
MFS Research International Fund	(18,564)	—		4,401	331,962
MFS Value Fund	(28,682)	—		7,166	498,267
	$(211,789)	$37,521		$34,192	$4,155,530

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund and MFS Lifetime 2050 Fund (the “MFS Lifetime Funds”) (six of the funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 18, 2012

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (Age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (Age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler (Age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (Age 57)	Trustee	January 2009	Private investor	N/A

William R. Gutow (Age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (Age 67)	Trustee	December 2004	Private investor	N/A

John P. Kavanaugh (Age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A

J. Dale Sherratt (Age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A

Laurie J. Thomsen (Age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (Age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

OFFICERS
John M. Corcoran (k) (Age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Christopher R. Bohane (k) (Age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kino Clark (k) (Age 43)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Ethan D. Corey (k) (Age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (Age 43)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Robyn L. Griffin (Age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A

Brian E. Langenfeld (k) (Age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Ellen Moynihan (k) (Age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A

Susan S. Newton (k) (Age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (Age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Mark N. Polebaum (k) (Age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (Age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (Age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (Age 51)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Trustees and Officers – continued

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust
500 Boylston Street, Boston, MA 02116-3741	1 Lincoln Street, Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741	200 Clarendon Street, Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The MFS Lifetime 2050 Fund designates $6,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Retirement Income Fund	5.23%
MFS Lifetime 2010 Fund	5.24%
MFS Lifetime 2020 Fund	11.65%
MFS Lifetime 2030 Fund	20.65%
MFS Lifetime 2040 Fund	26.29%
MFS Lifetime 2050 Fund	27.07%

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mailso you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2012 and 2011, audit fees billed to the Funds by E&Y were as follows:

	Audit Fees
	2012	2011
Fees billed by E&Y:
MFS Lifetime Retirement Income Fund	26,518	25,553
MFS Lifetime 2010 Fund	26,518	25,553
MFS Lifetime 2020 Fund	26,518	25,553
MFS Lifetime 2030 Fund	26,518	25,553
MFS Lifetime 2040 Fund	26,518	25,553
MFS Lifetime 2050 Fund	19,892	13,050
Total	152,482	140,815

For the fiscal years ended April 30, 2012 and 2011, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2012	2011	2012	2011	2012	2011
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund	0	0	4,853	4,671	0	0
To MFS Lifetime 2010 Fund	0	0	4,853	4,671	0	0
To MFS Lifetime 2020 Fund	0	0	4,853	4,671	0	0
To MFS Lifetime 2030 Fund	0	0	4,853	4,671	0	0
To MFS Lifetime 2040 Fund	0	0	4,853	4,671	0	0
To MFS Lifetime 2050 Fund	0	0	4,831	4,650	0	0
Total fees billed by E&Y To above Funds:	0	0	29,096	28,005	0	0

	Audit-Related Fees		Tax Fees		All Other Fees
	2012	2011	2012	2011	2012	2011
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	0	0	0	0	0	0

	2012	2011[4]
Aggregate fees for non-audit services:
To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#	150,000	0
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#	150,000	0
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	150,000	0
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	150,000	0
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	150,000	0
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	150,000	0

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.
[4]	Certain fees reported in 2011 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended April 30, 2011.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.